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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8817

ING Equity Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)             (Zip code)

CT Corporation, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2009

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Equity Dividend Fund
ING Growth Opportunities Fund
ING Index Plus LargeCap Equity Fund VIII
ING Index Plus LargeCap Equity Fund IX
ING Index Plus LargeCap Equity Fund X
ING MidCap Opportunities Fund
ING Opportunistic LargeCap Fund
ING Principal Protection Fund XI
ING Principal Protection Fund XII
ING Real Estate Fund
ING SmallCap Opportunities Fund
ING SmallCap Value Multi-Manager Fund
ING Value Choice Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Equity Dividend Fund	as of August 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 97.4%
		Aerospace/Defense: 1.6%
2,000		General Dynamics Corp.	$118,380
			118,380
		Agriculture: 3.8%
4,600		Altria Group, Inc.	84,088
3,800		Archer-Daniels-Midland Co.	109,554
1,751		Philip Morris International, Inc.	80,038
			273,680
		Banks: 15.6%
13,500		Bank of America Corp.	237,465
1,400		Bank of Hawaii Corp.	55,230
3,100		BB&T Corp.	86,614
1,300		Cullen/Frost Bankers, Inc.	64,064
600		Goldman Sachs Group, Inc.	99,276
6,400		JPMorgan Chase & Co.	278,144
1,600		PNC Financial Services Group, Inc.	68,144
800	@@	Toronto Dominion Bank	49,458
6,800		Wells Fargo & Co.	187,136
			1,125,531
		Chemicals: 1.1%
1,500		PPG Industries, Inc.	83,100
			83,100
		Coal: 1.4%
5,900		Arch Coal, Inc.	102,188
			102,188
		Commercial Services: 1.1%
5,000		Total System Services, Inc.	76,300
			76,300
		Diversified Financial Services: 2.6%
2,600		AllianceBernstein Holding LP	58,994
3,100		Ameriprise Financial, Inc.	93,093
1,332		NYSE Euronext	37,749
			189,836
		Electric: 4.7%
2,800		Exelon Corp.	140,056
3,600		NSTAR	113,904
3,300		UIL Holdings Corp.	85,602
			339,562
		Electronics: 1.0%
2,200	@@	Garmin Ltd.	72,314
			72,314
		Entertainment: 1.1%
6,000		Regal Entertainment Group	75,900
			75,900
		Food: 1.2%
5,900		Supervalu, Inc.	84,665
			84,665
		Gas: 1.2%
2,100		Energen Corp.	88,179
			88,179
		Healthcare - Products: 1.0%
1,800		Medtronic, Inc.	68,940
			68,940
		Household Products/Wares: 1.7%
3,900		Avery Dennison Corp.	120,510
			120,510
		Insurance: 5.4%
3,100	@@	Axis Capital Holdings Ltd.	94,488
2,600		Principal Financial Group, Inc.	73,840
2,700		Travelers Cos., Inc.	136,134
4,800	@@	XL Capital, Ltd.	83,280
			387,742
		Iron/Steel: 1.9%
3,100		Nucor Corp.	138,074
			138,074
		Media: 2.2%
7,800		CBS Corp. - Class B	80,730
17,100	@@	Yellow Pages Income Fund	79,037
			159,767
		Metal Fabricate/Hardware: 0.8%
4,200		Worthington Industries	55,314
			55,314
		Miscellaneous Manufacturing: 7.8%
1,000		3M Co.	72,100

PORTFOLIO OF INVESTMENTS
ING Equity Dividend Fund	as of August 31, 2009 (Unaudited) (continued)

Shares				Value
		Miscellaneous Manufacturing (continued)
2,800		Cooper Industries Ltd.		$90,300
3,100		Dover Corp.		107,229
14,100		General Electric Co.		195,990
3,000	@@	Tyco International Ltd.		95,070
				560,689
		Oil & Gas: 14.9%
2,100		Chevron Corp.		146,874
2,500		ConocoPhillips		112,575
2,500	@@	EnCana Corp.		129,975
5,100		ExxonMobil Corp.		352,665
3,900		Marathon Oil Corp.		120,393
6,400		Patterson-UTI Energy, Inc.		85,056
7,814	@@	Talisman Energy, Inc.		125,493
				1,073,031
		Packaging & Containers: 1.0%
2,900		Sonoco Products Co.		75,226
				75,226
		Pharmaceuticals: 7.3%
4,500		Bristol-Myers Squibb Co.		99,585
2,200		McKesson Corp.		125,092
17,900		Pfizer, Inc.		298,930
				523,607
		Retail: 4.9%
3,400		Abercrombie & Fitch Co.		109,786
3,200		Gap, Inc.		62,880
6,500		Home Depot, Inc.		177,385
				350,051
		Semiconductors: 2.5%
4,000		Texas Instruments, Inc.		98,360
3,800		Xilinx, Inc.		84,512
				182,872
		Software: 1.4%
4,100		Microsoft Corp.		101,065
				101,065
		Telecommunications: 6.8%
4,733		CenturyTel, Inc.		152,545
1,900		Harris Corp.		65,987
5,300		Verizon Communications, Inc.		164,512
12,900		Windstream Corp.		110,553
				493,597
		Transportation: 1.4%
2,400		Tidewater, Inc.		103,608
				103,608
		Total Common Stock
		(Cost $6,338,541)		7,023,728
REAL ESTATE INVESTMENT TRUSTS: 1.9%
		Mortgage: 0.7%
6,400		MFA Mortgage Investments, Inc.		50,688
				50,688
		Shopping Centers: 1.2%
4,500		Weingarten Realty Investors		89,370
				89,370
		Total Real Estate Investment Trusts
		(Cost $107,282)		140,058
		Total Long-Term Investments
		(Cost $6,445,823)		7,163,786
SHORT-TERM INVESTMENTS: 0.1%
		Affiliated Mutual Fund: 0.1%
8,000		ING Institutional Prime Money Market Fund - Class I		8,000
		Total Short-Term Investments
		(Cost $8,000)		8,000
		Total Investments in Securities
		(Cost $6,453,823)*	99.4%	$7,171,786
		Other Assets and Liabilities - Net	0.6	39,777
		Net Assets	100.0%	$7,211,563

	@@	Foreign Issuer
	*	Cost for federal income tax purposes is $6,628,229.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$960,533
		Gross Unrealized Depreciation		(416,976)
		Net Unrealized Appreciation		$543,557

PORTFOLIO OF INVESTMENTS
ING Equity Dividend Fund	as of August 31, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	08/31/2009
Asset Table
Investments, at value
Common Stock**	$7,023,728	$—	$—	$7,023,728
Real Estate Investment Trusts	140,058	—	—	140,058
Short-Term Investments	8,000	—	—	8,000
Total Investments, at value	$7,171,786	$—	$—	$7,171,786

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

** For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Growth Opportunities Fund	as of August 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 99.4%
		Agriculture: 3.1%
48,687		Philip Morris International, Inc.	$2,225,483
			2,225,483
		Apparel: 1.5%
38,780	@	Coach, Inc.	1,097,086
			1,097,086
		Auto Manufacturers: 0.9%
15,078	@	Navistar International Corp.	651,973
			651,973
		Banks: 2.8%
63,300		Bank of America Corp.	1,113,447
5,540		Goldman Sachs Group, Inc.	916,648
			2,030,095
		Beverages: 3.7%
27,850		Coca-Cola Co.	1,358,245
65,500		Coca-Cola Enterprises, Inc.	1,323,755
			2,682,000
		Biotechnology: 1.0%
15,940	@	Gilead Sciences, Inc.	718,256
			718,256
		Chemicals: 1.6%
25,580		Airgas, Inc.	1,189,470
			1,189,470
		Coal: 1.2%
51,300		Arch Coal, Inc.	888,516
			888,516
		Computers: 11.1%
17,454	@	Apple, Inc.	2,935,937
25,400	@	Cognizant Technology Solutions Corp.	885,952
86,000	@	Dell, Inc.	1,361,380
50,200	@	EMC Corp.	798,180
36,560	@	Micros Systems, Inc.	1,018,927
46,300	@	NetApp, Inc.	1,053,325
			8,053,701
		Distribution/Wholesale: 1.9%
46,610	@	LKQ Corp.	809,150
10,560		Watsco, Inc.	557,885
			1,367,035
		Diversified Financial Services: 3.3%
58,606		Blackstone Group LP	755,431
36,362	@	Invesco Ltd.	754,512
22,147	@@	Lazard Ltd.	860,854
			2,370,797
		Electronics: 4.1%
21,800		Amphenol Corp.	762,128
12,540		Brady Corp.	371,560
17,310	@	Thermo Electron Corp.	782,585
20,910	@	Waters Corp.	1,051,355
			2,967,628
		Food: 2.1%
13,100		General Mills, Inc.	782,463
13,594		JM Smucker Co.	710,558
			1,493,021
		Healthcare - Products: 3.6%
19,200	@	Hospira, Inc.	750,528
30,300		Johnson & Johnson	1,831,332
			2,581,860
		Healthcare - Services: 2.3%
13,600	@	Laboratory Corp. of America Holdings	949,144
26,400		UnitedHealth Group, Inc.	739,200
			1,688,344
		Internet: 6.0%
37,500	@	eBay, Inc.	830,250
5,037	@	Google, Inc. - Class A	2,325,432
7,800	@	Priceline.com, Inc.	1,201,044
			4,356,726
		Iron/Steel: 2.2%
35,420		Cliffs Natural Resources, Inc.	896,480
16,300		United States Steel Corp.	713,614
			1,610,094
		Leisure Time: 1.6%
27,470	@	WMS Industries, Inc.	1,162,805
			1,162,805
		Machinery - Diversified: 1.6%
24,800		Roper Industries, Inc.	1,175,024
			1,175,024

PORTFOLIO OF INVESTMENTS
ING Growth Opportunities Fund	as of August 31, 2009 (Unaudited) (continued)

Shares				Value
		Media: 1.3%
38,180	@, L	DIRECTV Group, Inc.		$945,337
				945,337
		Miscellaneous Manufacturing: 3.7%
11,900		Danaher Corp.		722,449
31,650		Honeywell International, Inc.		1,163,454
24,800	@@	Ingersoll-Rand PLC		766,072
				2,651,975
		Oil & Gas: 1.9%
8,400		Apache Corp.		713,580
18,000	@	Southwestern Energy Co.		663,480
				1,377,060
		Oil & Gas Services: 1.0%
24,910		Smith International, Inc.		686,769
				686,769
		Packaging & Containers: 1.0%
15,220		Silgan Holdings, Inc.		739,996
				739,996
		Pharmaceuticals: 8.1%
25,746	@@	Herbalife Ltd.		779,589
18,390		McKesson Corp.		1,045,655
16,660	@	Medco Health Solutions, Inc.		919,965
46,200		Pfizer, Inc.		771,540
45,590	@	Sepracor, Inc.		827,459
13,740	@@	Teva Pharmaceutical Industries Ltd. ADR		707,610
23,368	@	Watson Pharmaceuticals, Inc.		824,657
				5,876,475
		Retail: 5.1%
21,710		Abercrombie & Fitch Co.		708,048
23,650	@	Gymboree Corp.		1,059,284
38,250		Wal-Mart Stores, Inc.		1,945,778
				3,713,110
		Semiconductors: 3.9%
33,850	@	Broadcom Corp.		963,033
56,240		National Semiconductor Corp.		853,161
62,800	@	QLogic Corp.		992,868
				2,809,062
		Software: 7.3%
21,180	@	BMC Software, Inc.		755,067
109,040		Microsoft Corp.		2,687,836
85,440		Oracle Corp.		1,868,573
				5,311,476
		Telecommunications: 8.6%
115,390	@	Cisco Systems, Inc.		2,492,422
34,900	@	Polycom, Inc.		823,291
40,500		Qualcomm, Inc.		1,880,010
43,700	@	SBA Communications Corp.		1,053,607
				6,249,330
		Transportation: 1.9%
25,600		United Parcel Service, Inc. - Class B		1,368,576
				1,368,576
		Total Common Stock
		(Cost $60,931,154)		72,039,080
SHORT-TERM INVESTMENTS: 1.7%
		Affiliated Mutual Fund: 0.8%
533,000		ING Institutional Prime Money Market Fund - Class I		533,000
		Total Mutual Fund
		(Cost $533,000)		533,000

Principal Amount				Value
		Securities Lending Collateral(cc): 0.9%
$714,824		Bank of New York Mellon Corp. Institutional Cash Reserves		$676,060
		Total Securities Lending Collateral
		(Cost $714,824)		676,060
		Total Short-Term Investments
		(Cost $1,247,824)		1,209,060
		Total Investments in Securities
		(Cost $62,178,978)*	101.1%	$73,248,140
		Other Assets and Liabilities - Net	(1.1)	(799,086)
		Net Assets	100.0%	$72,449,054

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at August 31, 2009.
	*	Cost for federal income tax purposes is $64,591,827.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$11,648,885
		Gross Unrealized Depreciation		(2,992,572)
		Net Unrealized Appreciation		$8,656,313

PORTFOLIO OF INVESTMENTS
ING Growth Opportunities Fund	as of August 31, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	08/31/2009
Asset Table
Investments, at value
Common Stock**	$72,039,080	$—	$—	$72,039,080
Short-Term Investments	533,000	676,060	—	1,209,060
Total Investments, at value	$72,572,080	$676,060	$—	$73,248,140

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

** For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund VIII	as of August 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 92.9%
		Advertising: 0.5%
2,153		Omnicom Group	$78,197
			78,197
		Aerospace/Defense: 4.8%
1,059		General Dynamics Corp.	62,682
1,200		L-3 Communications Holdings, Inc.	89,280
1,538		Lockheed Martin Corp.	115,319
2,337		Northrop Grumman Corp.	114,069
2,500		Raytheon Co.	117,950
3,099		United Technologies Corp.	183,957
			683,257
		Agriculture: 2.4%
2,776		Archer-Daniels-Midland Co.	80,032
100		Lorillard, Inc.	7,277
3,447		Philip Morris International, Inc.	157,562
2,250		Reynolds American, Inc.	102,848
			347,719
		Apparel: 0.1%
150		Polo Ralph Lauren Corp.	9,957
			9,957
		Auto Manufacturers: 0.3%
5,100	@	Ford Motor Co.	38,760
			38,760
		Banks: 8.5%
12,642		Bank of America Corp.	222,373
717		Bank of New York Mellon Corp.	21,230
790		BB&T Corp.	22,073
500		Capital One Financial Corp.	18,645
17,260		Citigroup, Inc.	86,300
1,000		Fifth Third Bancorp.	10,940
1,203		Goldman Sachs Group, Inc.	199,048
4,985		JPMorgan Chase & Co.	216,648
263		Morgan Stanley	7,616
184		Northern Trust Corp.	10,757
241		PNC Financial Services Group, Inc.	10,264
1,097		State Street Corp.	57,571
3,997		US Bancorp.	90,412
8,176		Wells Fargo & Co.	225,004
			1,198,881
		Beverages: 1.4%
1,039		Coca-Cola Co.	50,672
1,900		Coca-Cola Enterprises, Inc.	38,399
1,300		Molson Coors Brewing Co.	61,594
290		Pepsi Bottling Group, Inc.	10,362
609		PepsiCo, Inc.	34,512
			195,539
		Biotechnology: 1.2%
2,265	@	Amgen, Inc.	135,311
783	@	Biogen Idec, Inc.	39,314
			174,625
		Chemicals: 0.2%
120		CF Industries Holdings, Inc.	9,799
200		Eastman Chemical Co.	10,432
100		Sherwin-Williams Co.	6,020
			26,251
		Commercial Services: 1.0%
540	@	Apollo Group, Inc. - Class A	35,003
800		H&R Block, Inc.	13,824
2,460		RR Donnelley & Sons Co.	43,886
2,967		Western Union Co.	53,525
			146,238
		Computers: 7.2%
1,660	@	Apple, Inc.	279,229
752	@	Computer Sciences Corp.	36,735
5,850	@	EMC Corp.	93,015
5,473		Hewlett-Packard Co.	245,683
2,790		International Business Machines Corp.	329,360
746	@	Teradata Corp.	20,090
700	@	Western Digital Corp.	23,996
			1,028,108
		Cosmetics/Personal Care: 1.4%
3,709		Procter & Gamble Co.	200,694
			200,694

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund VIII	as of August 31, 2009 (Unaudited) (continued)

Shares			Value
		Distribution/Wholesale: 0.2%
700		Genuine Parts Co.	$25,928
			25,928
		Diversified Financial Services: 1.1%
2,200		American Express Co.	74,404
120		CME Group, Inc.	34,925
500		Discover Financial Services	6,875
100	@	IntercontinentalExchange, Inc.	9,380
800	@	Nasdaq Stock Market, Inc.	17,560
600		NYSE Euronext	17,004
			160,148
		Electric: 2.6%
1,433		American Electric Power Co., Inc.	45,039
600		Dominion Resources, Inc.	19,848
2,165		DTE Energy Co.	75,299
800		Edison International	26,728
2,800		Exelon Corp.	140,056
1,300		Public Service Enterprise Group, Inc.	41,171
1,100		Xcel Energy, Inc.	21,725
			369,866
		Electronics: 0.9%
700		Amphenol Corp.	24,472
2,300	@	Thermo Electron Corp.	103,983
			128,455
		Engineering & Construction: 0.2%
500	@	Jacobs Engineering Group, Inc.	21,990
			21,990
		Food: 1.4%
400	@	Dean Foods Co.	7,256
1,200		JM Smucker Co.	62,724
2,870		Kraft Foods, Inc.	81,365
574		Kroger Co.	12,393
2,900		Tyson Foods, Inc.	34,771
			198,509
		Forest Products & Paper: 1.0%
3,930		International Paper Co.	90,194
2,300		MeadWestvaco Corp.	50,485
			140,679
		Gas: 0.6%
1,589		Sempra Energy	79,720
			79,720
		Healthcare - Products: 2.1%
1,100	@	Hospira, Inc.	42,999
2,733		Johnson & Johnson	165,183
2,289		Medtronic, Inc.	87,669
200		Stryker Corp.	8,292
			304,143
		Healthcare - Services: 1.0%
551		Aetna, Inc.	15,704
500	@	Coventry Health Care, Inc.	10,915
392	@	Humana, Inc.	13,994
2,710		UnitedHealth Group, Inc.	75,880
600	@	WellPoint, Inc.	31,710
			148,203
		Home Builders: 0.1%
1,000		D.R. Horton, Inc.	13,410
			13,410
		Household Products/Wares: 0.5%
1,200		Kimberly-Clark Corp.	72,552
			72,552
		Insurance: 2.7%
1,681		Aflac, Inc.	68,282
400		AON Corp.	16,704
2,694		Chubb Corp.	133,057
600		Marsh & McLennan Cos., Inc.	14,124
2,144		Travelers Cos., Inc.	108,100
1,875		UnumProvident Corp.	42,244
			382,511
		Internet: 2.2%
300	@	Akamai Technologies, Inc.	5,292
359	@	Amazon.com, Inc.	29,147
4,720	@	eBay, Inc.	104,501
370	@	Google, Inc. - Class A	170,818
			309,758
		Iron/Steel: 0.7%
400		Allegheny Technologies, Inc.	12,148
1,523		Nucor Corp.	67,834
470		United States Steel Corp.	20,577
			100,559
		Machinery - Construction & Mining: 0.2%
500		Caterpillar, Inc.	22,655
			22,655

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund VIII	as of August 31, 2009 (Unaudited) (continued)

Shares			Value
		Machinery - Diversified: 0.3%
500		Flowserve Corp.	$43,125
			43,125
		Media: 2.8%
10,905		Comcast Corp. – Class A	167,065
480	@	DIRECTV Group, Inc.	11,885
400		McGraw-Hill Cos., Inc.	13,444
200		Scripps Networks Interactive - Class A	6,494
468	@	Time Warner Cable, Inc.	17,279
5,059		Time Warner, Inc.	141,197
1,600	@	Viacom - Class B	40,064
			397,428
		Miscellaneous Manufacturing: 4.6%
500		3M Co.	36,050
800	@	Cooper Industries Ltd.	25,800
1,480		Dover Corp.	51,193
100		Eaton Corp.	5,395
22,531		General Electric Co.	313,177
300		Honeywell International, Inc.	11,028
2,200		Illinois Tool Works, Inc.	92,004
2,231		ITT Corp.	111,728
			646,375
		Office/Business Equipment: 0.7%
2,490		Pitney Bowes, Inc.	55,652
4,900		Xerox Corp.	42,385
			98,037
		Oil & Gas: 8.9%
1,298		Anadarko Petroleum Corp.	68,625
739		Apache Corp.	62,778
1,700		Chesapeake Energy Corp.	38,828
1,646		Chevron Corp.	115,121
2,266		ConocoPhillips	102,038
400		EOG Resources, Inc.	28,800
5,880		ExxonMobil Corp.	406,602
940		Hess Corp.	47,555
1,394		Murphy Oil Corp.	79,458
1,803		Occidental Petroleum Corp.	131,799
1,400		Pioneer Natural Resources Co.	40,544
480		Tesoro Corp.	6,758
3,300		XTO Energy, Inc.	127,380
			1,256,286
		Oil & Gas Services: 1.0%
980	@	Cameron International Corp.	34,996
2,778	@	National Oilwell Varco, Inc.	100,980
126		Schlumberger Ltd.	7,081
			143,057
		Packaging & Containers: 0.9%
400		Ball Corp.	19,384
1,310		Bemis Co.	34,833
200	@	Owens-Illinois, Inc.	6,788
1,600	@	Pactiv Corp.	39,760
1,296		Sealed Air Corp.	24,507
			125,272
		Pharmaceuticals: 6.5%
2,487		Abbott Laboratories	112,487
2,866		AmerisourceBergen Corp.	61,074
1,914		Bristol-Myers Squibb Co.	42,357
879	@	Forest Laboratories, Inc.	25,728
2,100	@	King Pharmaceuticals, Inc.	21,798
1,851		McKesson Corp.	105,248
1,613	@	Medco Health Solutions, Inc.	89,070
200		Merck & Co., Inc.	6,486
15,980		Pfizer, Inc.	266,866
2,500		Schering-Plough Corp.	70,450
607	@	Watson Pharmaceuticals, Inc.	21,421
2,000		Wyeth	95,700
			918,685
		Pipelines: 0.7%
5,700		Williams Cos., Inc.	93,708
			93,708
		Retail: 6.5%
900	@	Autonation, Inc.	17,082
800	@	Bed Bath & Beyond, Inc.	29,184
456		CVS Caremark Corp.	17,109
1,140		Family Dollar Stores, Inc.	34,519
2,190		Gap, Inc.	43,034
5,006		Home Depot, Inc.	136,614
1,200		JC Penney Co., Inc.	36,048
900	@	Kohl’s Corp.	46,431

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund VIII	as of August 31, 2009 (Unaudited) (continued)

Shares				Value
		Retail (continued)
3,600		Limited Brands, Inc.		$53,712
1,600		Lowe’s Cos., Inc.		34,400
1,960		McDonald’s Corp.		110,230
500	@	Sears Holding Corp.		31,725
3,059		Staples, Inc.		66,105
1,700	@	Starbucks Corp.		32,283
2,693		Target Corp.		126,571
2,240		Wal-Mart Stores, Inc.		113,949
				928,996
		Savings & Loans: 0.6%
7,024		Hudson City Bancorp., Inc.		92,155
				92,155
		Semiconductors: 1.8%
1,400	@	Broadcom Corp.		39,830
3,082		Intel Corp.		62,626
6,100		Texas Instruments, Inc.		149,999
				252,455
		Software: 3.8%
4,013		CA, Inc.		89,450
2,860	@	Compuware Corp.		20,621
1,430		Fidelity National Information Services, Inc.		35,121
9,162		Microsoft Corp.		225,843
7,634		Oracle Corp.		166,956
				537,991
		Telecommunications: 6.4%
8,795		AT&T, Inc.		229,110
1,100		CenturyTel, Inc.		35,453
13,346	@	Cisco Systems, Inc.		288,274
1,900		Corning, Inc.		28,652
477		Harris Corp.		16,566
3,107		Qualcomm, Inc.		144,227
3,400		Qwest Communications International, Inc.		12,206
6,676	@	Sprint Nextel Corp.		24,434
4,180		Verizon Communications, Inc.		129,747
				908,669
		Transportation: 0.9%
1,500		CSX Corp.		63,750
400		Ryder System, Inc.		15,200
309		Union Pacific Corp.		18,481
500		United Parcel Service, Inc. - Class B		26,730
				124,161
		Total Common Stock
		(Cost $11,375,639)		13,173,712
REAL ESTATE INVESTMENT TRUSTS: 1.0%
		Apartments: 0.2%
1,160		Equity Residential		31,680
				31,680
		Regional Malls: 0.6%
1,259		Simon Property Group, Inc.		80,098
				80,098
		Storage: 0.2%
400		Public Storage, Inc.		28,220
				28,220
		Total Real Estate Investment Trusts
		(Cost $108,907)		139,998
		Total Long-Term Investments
		(Cost $11,484,546)		13,313,710
SHORT-TERM INVESTMENTS: 6.4%
		Affiliated Mutual Fund: 6.4%
916,000		ING Institutional Prime Money Market Fund - Class I		916,000
		Total Short-Term Investments
		(Cost $916,000)		916,000
		Total Investments in Securities
		(Cost $12,400,546)*	100.3%	$14,229,710
		Other Assets and Liabilities - Net	(0.3)	(45,470)
		Net Assets	100.0%	$14,184,240

	@	Non-income producing security
	*	Cost for federal income tax purposes is $12,834,657.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$1,956,257
		Gross Unrealized Depreciation		(561,204)
		Net Unrealized Appreciation		$1,395,053

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund VIII	as of August 31, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	08/31/2009
Asset Table
Investments, at value
Common Stock**	$13,173,712	$—	$—	$13,173,712
Real Estate Investment Trusts	139,998	—	—	139,998
Short-Term Investments	916,000	—	—	916,000
Total Investments, at value	$14,229,710	$—	$—	$14,229,710

Other Financial Instruments+
Futures	16,912	—	—	16,912
Total Assets	$14,246,622	$—	$—	$14,246,622

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

** For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options.  Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund VIII	as of August 31, 2009 (Unaudited) (continued)

ING Index Plus LargeCap Equity Fund VIII Open Futures Contracts on August 31, 2009:

	Number of		Unrealized
Contract Description	Contracts	Expiration Date	Appreciation
Long Contracts
S&P 500 E-Mini	20	09/18/09	$16,912
			$16,912

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund VIII	as of August 31, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of August 31, 2009:

Derivatives Fair Value*
Equity contracts	$16,912
Total	$16,912

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund IX	as of August 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 92.4%
		Advertising: 0.6%
2,100		Omnicom Group	$76,272
			76,272
		Aerospace/Defense: 4.8%
900		General Dynamics Corp.	53,271
1,100		L-3 Communications Holdings, Inc.	81,840
1,500		Lockheed Martin Corp.	112,470
2,200		Northrop Grumman Corp.	107,382
2,300		Raytheon Co.	108,514
2,900		United Technologies Corp.	172,144
			635,621
		Agriculture: 2.5%
2,600		Archer-Daniels-Midland Co.	74,958
100		Lorillard, Inc.	7,277
3,200		Philip Morris International, Inc.	146,272
2,100		Reynolds American, Inc.	95,991
			324,498
		Apparel: 0.1%
200		Polo Ralph Lauren Corp.	13,276
			13,276
		Auto Manufacturers: 0.3%
4,700	@	Ford Motor Co.	35,720
			35,720
		Banks: 8.6%
11,600		Bank of America Corp.	204,044
700		Bank of New York Mellon Corp.	20,727
800		BB&T Corp.	22,352
400		Capital One Financial Corp.	14,916
15,877		Citigroup, Inc.	79,385
900		Fifth Third Bancorp.	9,846
1,200		Goldman Sachs Group, Inc.	198,552
4,700		JPMorgan Chase & Co.	204,262
200		Morgan Stanley	5,792
200		Northern Trust Corp.	11,692
300		PNC Financial Services Group, Inc.	12,777
1,100		State Street Corp.	57,728
3,800		US Bancorp.	85,956
7,600		Wells Fargo & Co.	209,152
			1,137,181
		Beverages: 1.4%
900		Coca-Cola Co.	43,893
1,700		Coca-Cola Enterprises, Inc.	34,357
1,200		Molson Coors Brewing Co.	56,856
300		Pepsi Bottling Group, Inc.	10,719
600		PepsiCo, Inc.	34,002
			179,827
		Biotechnology: 1.3%
2,100	@	Amgen, Inc.	125,454
800	@	Biogen Idec, Inc.	40,168
			165,622
		Chemicals: 0.2%
200		CF Industries Holdings, Inc.	16,332
100		Eastman Chemical Co.	5,216
100		Sherwin-Williams Co.	6,020
			27,568
		Commercial Services: 1.1%
500	@	Apollo Group, Inc. - Class A	32,410
700		H&R Block, Inc.	12,096
2,700		RR Donnelley & Sons Co.	48,168
2,600		Western Union Co.	46,904
			139,578
		Computers: 7.2%
1,500	@	Apple, Inc.	252,315
700	@	Computer Sciences Corp.	34,195
5,400	@	EMC Corp.	85,860
5,000		Hewlett-Packard Co.	224,450
2,600		International Business Machines Corp.	306,930
700	@	Teradata Corp.	18,851
600	@	Western Digital Corp.	20,568
			943,169
		Cosmetics/Personal Care: 1.4%
3,400		Procter & Gamble Co.	183,974
			183,974

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund IX	as of August 31, 2009 (Unaudited) (continued)

Shares			Value
		Distribution/Wholesale: 0.2%
700		Genuine Parts Co.	$25,928
			25,928
		Diversified Financial Services: 0.9%
1,900		American Express Co.	64,258
40		CME Group, Inc.	11,642
500		Discover Financial Services	6,875
100	@	IntercontinentalExchange, Inc.	9,380
700	@	Nasdaq Stock Market, Inc.	15,365
600		NYSE Euronext	17,004
			124,524
		Electric: 2.6%
1,281		American Electric Power Co., Inc.	40,262
500		Dominion Resources, Inc.	16,540
2,100		DTE Energy Co.	73,038
700		Edison International	23,387
2,600		Exelon Corp.	130,052
1,100		Public Service Enterprise Group, Inc.	34,837
1,100		Xcel Energy, Inc.	21,725
			339,841
		Electronics: 0.9%
600		Amphenol Corp.	20,976
2,200	@	Thermo Electron Corp.	99,462
			120,438
		Engineering & Construction: 0.1%
400	@	Jacobs Engineering Group, Inc.	17,592
			17,592
		Food: 1.4%
400	@	Dean Foods Co.	7,256
1,100		JM Smucker Co.	57,497
2,700		Kraft Foods, Inc.	76,545
500		Kroger Co.	10,795
2,700		Tyson Foods, Inc.	32,373
			184,466
		Forest Products & Paper: 1.0%
3,600		International Paper Co.	82,620
2,200		MeadWestvaco Corp.	48,290
			130,910
		Gas: 0.6%
1,500		Sempra Energy	75,255
			75,255
		Healthcare - Products: 2.1%
1,000	@	Hospira, Inc.	39,090
2,500		Johnson & Johnson	151,100
2,100		Medtronic, Inc.	80,430
200		Stryker Corp.	8,292
			278,912
		Healthcare - Services: 1.0%
500		Aetna, Inc.	14,250
500	@	Coventry Health Care, Inc.	10,915
400	@	Humana, Inc.	14,280
2,400		UnitedHealth Group, Inc.	67,200
600	@	WellPoint, Inc.	31,710
			138,355
		Home Builders: 0.1%
900		D.R. Horton, Inc.	12,069
			12,069
		Household Products/Wares: 0.5%
1,100		Kimberly-Clark Corp.	66,506
			66,506
		Insurance: 2.6%
1,500		Aflac, Inc.	60,930
400		AON Corp.	16,704
2,300		Chubb Corp.	113,597
600		Marsh & McLennan Cos., Inc.	14,124
1,900		Travelers Cos., Inc.	95,798
1,700		UnumProvident Corp.	38,301
			339,454
		Internet: 2.3%
300	@	Akamai Technologies, Inc.	5,292
300	@	Amazon.com, Inc.	24,357
4,300	@	eBay, Inc.	95,202
400	@	Google, Inc. - Class A	184,668
			309,519
		Iron/Steel: 0.7%
300		Allegheny Technologies, Inc.	9,111
1,400		Nucor Corp.	62,356
400		United States Steel Corp.	17,512
			88,979
		Machinery - Construction & Mining: 0.2%
500		Caterpillar, Inc.	22,655
			22,655

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund IX	as of August 31, 2009 (Unaudited) (continued)

Shares			Value
		Machinery - Diversified: 0.3%
400		Flowserve Corp.	$34,500
			34,500
		Media: 2.8%
10,100		Comcast Corp. – Class A	154,732
500	@	DIRECTV Group, Inc.	12,380
400		McGraw-Hill Cos., Inc.	13,444
200		Scripps Networks Interactive - Class A	6,494
300	@	Time Warner Cable, Inc.	11,076
4,700		Time Warner, Inc.	131,177
1,400	@	Viacom - Class B	35,056
			364,359
		Miscellaneous Manufacturing: 4.5%
500		3M Co.	36,050
700	@	Cooper Industries Ltd.	22,575
1,400		Dover Corp.	48,426
20,700		General Electric Co.	287,729
300		Honeywell International, Inc.	11,028
2,000		Illinois Tool Works, Inc.	83,640
2,100		ITT Corp.	105,168
			594,616
		Office/Business Equipment: 0.7%
2,300		Pitney Bowes, Inc.	51,405
4,500		Xerox Corp.	38,925
			90,330
		Oil & Gas: 8.7%
1,100		Anadarko Petroleum Corp.	58,157
600		Apache Corp.	50,970
1,600		Chesapeake Energy Corp.	36,544
1,575		Chevron Corp.	110,156
2,100		ConocoPhillips	94,563
300		EOG Resources, Inc.	21,600
5,400		ExxonMobil Corp.	373,410
800		Hess Corp.	40,472
1,300		Murphy Oil Corp.	74,100
1,700		Occidental Petroleum Corp.	124,270
1,300		Pioneer Natural Resources Co.	37,648
500		Tesoro Corp.	7,040
3,100		XTO Energy, Inc.	119,660
			1,148,590
		Oil & Gas Services: 1.0%
900	@	Cameron International Corp.	32,139
2,400	@	National Oilwell Varco, Inc.	87,240
200		Schlumberger Ltd.	11,240
			130,619
		Packaging & Containers: 0.9%
400		Ball Corp.	19,384
1,200		Bemis Co.	31,908
200	@	Owens-Illinois, Inc.	6,788
1,400	@	Pactiv Corp.	34,790
1,200		Sealed Air Corp.	22,692
			115,562
		Pharmaceuticals: 6.4%
2,200		Abbott Laboratories	99,506
2,600		AmerisourceBergen Corp.	55,406
1,800		Bristol-Myers Squibb Co.	39,834
800	@	Forest Laboratories, Inc.	23,416
1,900	@	King Pharmaceuticals, Inc.	19,722
1,700		McKesson Corp.	96,662
1,500	@	Medco Health Solutions, Inc.	82,830
200		Merck & Co., Inc.	6,486
14,800		Pfizer, Inc.	247,160
2,300		Schering-Plough Corp.	64,814
600	@	Watson Pharmaceuticals, Inc.	21,174
1,900		Wyeth	90,915
			847,925
		Pipelines: 0.6%
5,200		Williams Cos., Inc.	85,488
			85,488
		Retail: 6.5%
1,100	@	Autonation, Inc.	20,878
800	@	Bed Bath & Beyond, Inc.	29,184
400		CVS Caremark Corp.	15,008
1,000		Family Dollar Stores, Inc.	30,280
1,900		Gap, Inc.	37,335
4,700		Home Depot, Inc.	128,263
1,100		JC Penney Co., Inc.	33,044
900	@	Kohl’s Corp.	46,431
3,300		Limited Brands, Inc.	49,236

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund IX	as of August 31, 2009 (Unaudited) (continued)

Shares				Value
		Retail (continued)
1,400		Lowe’s Cos., Inc.		$30,100
1,800		McDonald’s Corp.		101,232
500	@	Sears Holding Corp.		31,725
2,800		Staples, Inc.		60,508
1,500	@	Starbucks Corp.		28,485
2,500		Target Corp.		117,500
2,000		Wal-Mart Stores, Inc.		101,740
				860,949
		Savings & Loans: 0.6%
6,500		Hudson City Bancorp., Inc.		85,280
				85,280
		Semiconductors: 1.8%
1,300	@	Broadcom Corp.		36,985
2,800		Intel Corp.		56,896
5,600		Texas Instruments, Inc.		137,704
				231,585
		Software: 3.8%
3,800		CA, Inc.		84,702
2,500	@	Compuware Corp.		18,025
1,400		Fidelity National Information Services, Inc.		34,384
8,500		Microsoft Corp.		209,525
6,800		Oracle Corp.		148,716
				495,352
		Telecommunications: 6.3%
8,000		AT&T, Inc.		208,400
1,000		CenturyTel, Inc.		32,230
12,300	@	Cisco Systems, Inc.		265,680
1,700		Corning, Inc.		25,636
400		Harris Corp.		13,892
2,900		Qualcomm, Inc.		134,618
3,100		Qwest Communications International, Inc.		11,129
6,200	@	Sprint Nextel Corp.		22,692
3,900		Verizon Communications, Inc.		121,056
				835,333
		Transportation: 0.8%
1,300		CSX Corp.		55,250
300		Ryder System, Inc.		11,400
300		Union Pacific Corp.		17,943
500		United Parcel Service, Inc. - Class B		26,730
				111,323
		Total Common Stock (Cost $10,607,420)		12,169,520
REAL ESTATE INVESTMENT TRUSTS: 1.0%
		Apartments: 0.2%
1,100		Equity Residential		30,041
				30,041
		Regional Malls: 0.6%
1,111		Simon Property Group, Inc.		70,682
				70,682
		Storage: 0.2%
400		Public Storage, Inc.		28,220
				28,220
		Total Real Estate Investment Trusts (Cost $104,038)		128,943
		Total Long-Term Investments (Cost $10,711,458)		12,298,463
SHORT-TERM INVESTMENTS: 5.9%
		Affiliated Mutual Fund: 5.9%
774,000		ING Institutional Prime Money Market Fund - Class I		774,000
		Total Short-Term Investments (Cost $774,000)		774,000
		Total Investments in Securities (Cost $11,485,458)*	99.3%	$13,072,463
		Other Assets and Liabilities - Net	0.7	97,230
		Net Assets	100.0%	$13,169,693

	@	Non-income producing security
	*	Cost for federal income tax purposes is $11,492,928.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$1,624,792
		Gross Unrealized Depreciation		(45,257)
		Net Unrealized Appreciation		$1,579,535

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund IX	as of August 31, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	08/31/2009
Asset Table
Investments, at value
Common Stock**	$12,169,520	$—	$—	$12,169,520
Real Estate Investment Trusts	128,943	—	—	128,943
Short-Term Investments	774,000	—	—	774,000
Total Investments, at value	$13,072,463	$—	$—	$13,072,463

Other Financial Instruments+
Futures	14,375	—	—	14,375
Total Assets	$13,086,838	$—	$—	$13,086,838

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

** For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options.  Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund IX	as of August 31, 2009 (Unaudited) (continued)

ING Index Plus LargeCap Equity Fund IX Open Futures Contracts on August 31, 2009:

	Number of		Unrealized
Contract Description	Contracts	Expiration Date	Appreciation
Long Contracts
S&P 500 E-Mini	17	09/18/09	$14,375
			$14,375

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund IX	as of August 31, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of August 31, 2009:

Derivatives Fair Value*
Equity contracts	$14,375
Total	$14,375

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund X	as of August 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 92.9%
		Advertising: 0.6%
1,700		Omnicom Group	$61,744
			61,744
		Aerospace/Defense: 4.8%
800		General Dynamics Corp.	47,352
900		L-3 Communications Holdings, Inc.	66,960
1,200		Lockheed Martin Corp.	89,976
1,800		Northrop Grumman Corp.	87,858
1,900		Raytheon Co.	89,642
2,300		United Technologies Corp.	136,528
			518,316
		Agriculture: 2.5%
2,100		Archer-Daniels-Midland Co.	60,543
100		Lorillard, Inc.	7,277
2,600		Philip Morris International, Inc.	118,846
1,700		Reynolds American, Inc.	77,707
			264,373
		Apparel: 0.1%
100		Polo Ralph Lauren Corp.	6,638
			6,638
		Auto Manufacturers: 0.3%
3,800	@	Ford Motor Co.	28,880
			28,880
		Banks: 8.5%
9,500		Bank of America Corp.	167,105
600		Bank of New York Mellon Corp.	17,766
600		BB&T Corp.	16,764
300		Capital One Financial Corp.	11,187
13,116		Citigroup, Inc.	65,580
700		Fifth Third Bancorp.	7,658
900		Goldman Sachs Group, Inc.	148,914
3,800		JPMorgan Chase & Co.	165,148
200		Morgan Stanley	5,792
100		Northern Trust Corp.	5,846
200		PNC Financial Services Group, Inc.	8,518
900		State Street Corp.	47,232
3,100		US Bancorp.	70,122
6,200		Wells Fargo & Co.	170,624
			908,256
		Beverages: 1.3%
700		Coca-Cola Co.	34,139
1,400		Coca-Cola Enterprises, Inc.	28,294
1,000		Molson Coors Brewing Co.	47,380
200		Pepsi Bottling Group, Inc.	7,146
500		PepsiCo, Inc.	28,335
			145,294
		Biotechnology: 1.2%
1,700	@	Amgen, Inc.	101,558
600	@	Biogen Idec, Inc.	30,126
			131,684
		Chemicals: 0.2%
100		CF Industries Holdings, Inc.	8,166
100		Eastman Chemical Co.	5,216
100		Sherwin-Williams Co.	6,020
			19,402
		Commercial Services: 1.0%
400	@	Apollo Group, Inc. - Class A	25,928
600		H&R Block, Inc.	10,368
1,900		RR Donnelley & Sons Co.	33,896
2,100		Western Union Co.	37,884
			108,076
		Computers: 7.2%
1,200	@	Apple, Inc.	201,852
600	@	Computer Sciences Corp.	29,310
4,400	@	EMC Corp.	69,960
4,200		Hewlett-Packard Co.	188,538
2,100		International Business Machines Corp.	247,905
500	@	Teradata Corp.	13,465
500	@	Western Digital Corp.	17,140
			768,170
		Cosmetics/Personal Care: 1.4%
2,800		Procter & Gamble Co.	151,508
			151,508

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund X	as of August 31, 2009 (Unaudited) (continued)

Shares			Value
		Distribution/Wholesale: 0.2%
500		Genuine Parts Co.	$18,520
			18,520
		Diversified Financial Services: 1.2%
1,600		American Express Co.	54,112
100		CME Group, Inc.	29,104
400		Discover Financial Services	5,500
100	@	IntercontinentalExchange, Inc.	9,380
600	@	Nasdaq Stock Market, Inc.	13,170
500		NYSE Euronext	14,170
			125,436
		Electric: 2.6%
1,100		American Electric Power Co., Inc.	34,573
400		Dominion Resources, Inc.	13,232
1,700		DTE Energy Co.	59,126
600		Edison International	20,046
2,100		Exelon Corp.	105,042
900		Public Service Enterprise Group, Inc.	28,503
800		Xcel Energy, Inc.	15,800
			276,322
		Electronics: 0.9%
500		Amphenol Corp.	17,480
1,700	@	Thermo Electron Corp.	76,857
			94,337
		Engineering & Construction: 0.2%
400	@	Jacobs Engineering Group, Inc.	17,592
			17,592
		Food: 1.4%
400	@	Dean Foods Co.	7,256
900		JM Smucker Co.	47,043
2,200		Kraft Foods, Inc.	62,370
400		Kroger Co.	8,636
2,200		Tyson Foods, Inc.	26,378
			151,683
		Forest Products & Paper: 1.0%
3,000		International Paper Co.	68,850
1,700		MeadWestvaco Corp.	37,315
			106,165
		Gas: 0.6%
1,200		Sempra Energy	60,204
			60,204
		Healthcare - Products: 2.1%
800	@	Hospira, Inc.	31,272
2,100		Johnson & Johnson	126,924
1,700		Medtronic, Inc.	65,110
100		Stryker Corp.	4,146
			227,452
		Healthcare - Services: 1.0%
400		Aetna, Inc.	11,400
400	@	Coventry Health Care, Inc.	8,732
300	@	Humana, Inc.	10,710
2,000		UnitedHealth Group, Inc.	56,000
500	@	WellPoint, Inc.	26,425
			113,267
		Home Builders: 0.1%
800		D.R. Horton, Inc.	10,728
			10,728
		Household Products/Wares: 0.5%
900		Kimberly-Clark Corp.	54,414
			54,414
		Insurance: 2.7%
1,300		Aflac, Inc.	52,806
300		AON Corp.	12,528
1,900		Chubb Corp.	93,841
500		Marsh & McLennan Cos., Inc.	11,770
100		Prudential Financial, Inc.	5,058
1,600		Travelers Cos., Inc.	80,672
1,500		UnumProvident Corp.	33,795
			290,470
		Internet: 2.3%
200	@	Akamai Technologies, Inc.	3,528
300	@	Amazon.com, Inc.	24,357
3,600	@	eBay, Inc.	79,704
300	@	Google, Inc. - Class A	138,501
			246,090
		Iron/Steel: 0.7%
300		Allegheny Technologies, Inc.	9,111
1,100		Nucor Corp.	48,994
300		United States Steel Corp.	13,134
			71,239

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund X	as of August 31, 2009 (Unaudited) (continued)

Shares			Value
		Machinery - Construction & Mining: 0.2%
400		Caterpillar, Inc.	$18,124
			18,124
		Machinery - Diversified: 0.2%
300		Flowserve Corp.	25,875
			25,875
		Media: 2.8%
8,200		Comcast Corp. – Class A	125,624
400	@	DIRECTV Group, Inc.	9,904
300		McGraw-Hill Cos., Inc.	10,083
200		Scripps Networks Interactive - Class A	6,494
200	@	Time Warner Cable, Inc.	7,384
3,800		Time Warner, Inc.	106,058
1,200	@	Viacom - Class B	30,048
			295,595
		Miscellaneous Manufacturing: 4.6%
400		3M Co.	28,840
600	@	Cooper Industries Ltd.	19,350
1,200		Dover Corp.	41,508
100		Eaton Corp.	5,395
16,900		General Electric Co.	234,910
200		Honeywell International, Inc.	7,352
1,700		Illinois Tool Works, Inc.	71,094
1,700		ITT Corp.	85,136
			493,585
		Office/Business Equipment: 0.7%
1,900		Pitney Bowes, Inc.	42,465
3,700		Xerox Corp.	32,005
			74,470
		Oil & Gas: 8.7%
900		Anadarko Petroleum Corp.	47,583
500		Apache Corp.	42,475
1,300		Chesapeake Energy Corp.	29,692
1,300		Chevron Corp.	90,922
1,700		ConocoPhillips	76,551
300		EOG Resources, Inc.	21,600
4,400		ExxonMobil Corp.	304,260
700		Hess Corp.	35,413
1,000		Murphy Oil Corp.	57,000
1,300		Occidental Petroleum Corp.	95,030
1,000		Pioneer Natural Resources Co.	28,960
400		Tesoro Corp.	5,632
2,500		XTO Energy, Inc.	96,500
			931,618
		Oil & Gas Services: 1.0%
700	@	Cameron International Corp.	24,997
2,000	@	National Oilwell Varco, Inc.	72,700
100		Schlumberger Ltd.	5,620
			103,317
		Packaging & Containers: 0.9%
300		Ball Corp.	14,538
1,000		Bemis Co.	26,590
200	@	Owens-Illinois, Inc.	6,788
1,300	@	Pactiv Corp.	32,305
1,000		Sealed Air Corp.	18,910
			99,131
		Pharmaceuticals: 6.5%
1,800		Abbott Laboratories	81,414
2,100		AmerisourceBergen Corp.	44,751
1,400		Bristol-Myers Squibb Co.	30,982
700	@	Forest Laboratories, Inc.	20,489
1,600	@	King Pharmaceuticals, Inc.	16,608
1,400		McKesson Corp.	79,604
1,200	@	Medco Health Solutions, Inc.	66,264
200		Merck & Co., Inc.	6,486
12,200		Pfizer, Inc.	203,740
1,800		Schering-Plough Corp.	50,724
500	@	Watson Pharmaceuticals, Inc.	17,645
1,500		Wyeth	71,775
			690,482
		Pipelines: 0.7%
4,300		Williams Cos., Inc.	70,692
			70,692
		Retail: 6.6%
900	@	Autonation, Inc.	17,082
600	@	Bed Bath & Beyond, Inc.	21,888
300		CVS Caremark Corp.	11,256
800		Family Dollar Stores, Inc.	24,224
1,700		Gap, Inc.	33,405
3,800		Home Depot, Inc.	103,702
900		JC Penney Co., Inc.	27,036

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund X	as of August 31, 2009 (Unaudited) (continued)

Shares				Value
		Retail (continued)
700	@	Kohl’s Corp.		$36,113
2,700		Limited Brands, Inc.		40,284
1,200		Lowe’s Cos., Inc.		25,800
1,500		McDonald’s Corp.		84,360
400	@	Sears Holding Corp.		25,380
2,300		Staples, Inc.		49,703
1,300	@	Starbucks Corp.		24,687
2,000		Target Corp.		94,000
1,700		Wal-Mart Stores, Inc.		86,479
				705,399
		Savings & Loans: 0.6%
5,300		Hudson City Bancorp., Inc.		69,536
				69,536
		Semiconductors: 1.8%
1,000	@	Broadcom Corp.		28,450
2,300		Intel Corp.		46,736
4,600		Texas Instruments, Inc.		113,114
				188,300
		Software: 3.8%
3,100		CA, Inc.		69,099
2,100	@	Compuware Corp.		15,141
1,100		Fidelity National Information Services, Inc.		27,016
6,900		Microsoft Corp.		170,085
5,600		Oracle Corp.		122,472
				403,813
		Telecommunications: 6.3%
6,500		AT&T, Inc.		169,325
900		CenturyTel, Inc.		29,007
9,900	@	Cisco Systems, Inc.		213,840
1,400		Corning, Inc.		21,112
300		Harris Corp.		10,419
2,300		Qualcomm, Inc.		106,766
2,600		Qwest Communications International, Inc.		9,334
5,100	@	Sprint Nextel Corp.		18,666
3,200		Verizon Communications, Inc.		99,328
				677,797
		Transportation: 0.9%
1,200		CSX Corp.		51,000
300		Ryder System, Inc.		11,400
300		Union Pacific Corp.		17,943
400		United Parcel Service, Inc. - Class B		21,384
				101,727
		Total Common Stock (Cost $9,784,785)		9,925,721
REAL ESTATE INVESTMENT TRUSTS: 1.0%
		Apartments: 0.2%
900		Equity Residential		24,579
				24,579
		Regional Malls: 0.6%
1,000		Simon Property Group, Inc.		63,620
				63,620
		Storage: 0.2%
300		Public Storage, Inc.		21,165
				21,165
		Total Real Estate Investment Trusts (Cost $108,393)		109,364
		Total Long-Term Investments (Cost $9,893,178)		10,035,085
SHORT-TERM INVESTMENTS: 6.3%
		Affiliated Mutual Fund: 6.3%
668,000		ING Institutional Prime Money Market Fund - Class I		668,000
		Total Short-Term Investments (Cost $668,000)		668,000
		Total Investments in Securities
		(Cost $10,561,178)*	100.2%	$10,703,085
		Other Assets and Liabilities - Net	(0.2)	(19,018)
		Net Assets	100.0%	$10,684,067

	@	Non-income producing security
	*	Cost for federal income tax purposes is $10,561,252.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$193,331
		Gross Unrealized Depreciation		(51,498)
		Net Unrealized Appreciation		$141,833

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund X	as of August 31, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	08/31/2009
Asset Table
Investments, at value
Common Stock**	$9,925,721	$—	$—	$9,925,721
Real Estate Investment Trusts	109,364	—	—	109,364
Short-Term Investments	668,000	—	—	668,000
Total Investments, at value	$10,703,085	$—	$—	$10,703,085

Other Financial Instruments+
Futures	23,784	—	—	23,784
Total Assets	$10,726,869	$—	$—	$10,726,869

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

** For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund X	as of August 31, 2009 (Unaudited) (continued)

ING Index Plus LargeCap Equity Fund X Open Futures Contracts on August 31, 2009:

	Number of		Unrealized
Contract Description	Contracts	Expiration Date	Appreciation
Long Contracts
S&P 500 E-Mini	15	09/18/09	$23,784
			$23,784

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund X	as of August 31, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of August 31, 2009:

Derivatives Fair Value*
Equity contracts	$23,784
Total	$23,784

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Fund	as of August 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 97.5%
		Aerospace/Defense: 1.1%
55,780	@	TransDigm Group, Inc.	$2,483,326
			2,483,326
		Apparel: 1.9%
161,460	@	Coach, Inc.	4,567,703
			4,567,703
		Auto Manufacturers: 1.1%
62,380	@	Navistar International Corp.	2,697,311
			2,697,311
		Banks: 0.7%
27,140		Northern Trust Corp.	1,586,604
			1,586,604
		Beverages: 2.0%
232,670		Coca-Cola Enterprises, Inc.	4,702,261
			4,702,261
		Chemicals: 3.0%
77,960		Airgas, Inc.	3,625,140
83,740		Ecolab, Inc.	3,541,365
			7,166,505
		Coal: 2.1%
73,790	@	Alpha Natural Resources, Inc.	2,384,155
146,450		Arch Coal, Inc.	2,536,514
			4,920,669
		Commercial Services: 3.8%
42,515	@, L	Alliance Data Systems Corp.	2,362,133
50,620	@	Apollo Group, Inc. - Class A	3,281,188
18,500	@	FTI Consulting, Inc.	805,490
59,130		Global Payments, Inc.	2,509,477
			8,958,288
		Computers: 5.7%
119,960	@	Cognizant Technology Solutions Corp.	4,184,205
107,200	@	Micros Systems, Inc.	2,987,664
228,110	@	NetApp, Inc.	5,189,495
45,360	@, L	Synaptics, Inc.	1,169,381
			13,530,745
		Distribution/Wholesale: 2.0%
139,730	@	LKQ Corp.	2,425,713
44,008		Watsco, Inc.	2,324,943
			4,750,656
		Diversified Financial Services: 6.0%
163,898		Blackstone Group LP	2,112,645
146,470	@	Invesco Ltd.	3,039,253
127,436	@	Knight Capital Group, Inc.	2,564,012
81,140	@@	Lazard Ltd.	3,153,912
167,670	@	TD Ameritrade Holding Corp.	3,225,971
			14,095,793
		Electric: 2.1%
188,540	@	AES Corp.	2,577,342
98,600		Northeast Utilities	2,345,694
			4,923,036
		Electronics: 4.7%
172,150	@	Agilent Technologies, Inc.	4,420,812
68,470		Amphenol Corp.	2,393,711
40,380		Brady Corp.	1,196,459
61,270	@	Waters Corp.	3,080,656
			11,091,638
		Entertainment: 0.7%
124,990		Regal Entertainment Group	1,581,124
			1,581,124
		Environmental Control: 1.3%
40,860	@	Stericycle, Inc.	2,023,387
39,290	@	Waste Connections, Inc.	1,074,582
			3,097,969
		Food: 1.0%
44,171		JM Smucker Co.	2,308,818
			2,308,818
		Healthcare - Products: 2.0%
13,454		CR Bard, Inc.	1,084,123
90,610	@	Hospira, Inc.	3,541,945
			4,626,068
		Healthcare - Services: 4.1%
211,880	@	Healthsouth Corp.	3,307,447
62,820	@	Laboratory Corp. of America Holdings	4,384,208
437,540	@	Tenet Healthcare Corp.	2,038,936
			9,730,591

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Fund	as of August 31, 2009 (Unaudited) (continued)

Shares			Value
		Household Products/Wares: 0.9%
38,340		Church & Dwight Co., Inc.	$2,190,364
			2,190,364
		Internet: 4.5%
83,090	@	F5 Networks, Inc.	2,865,774
76,840	@	McAfee, Inc.	3,056,695
30,360	@, L	Priceline.com, Inc.	4,674,833
			10,597,302
		Iron/Steel: 0.7%
61,730		Cliffs Natural Resources, Inc.	1,562,386
			1,562,386
		Leisure Time: 2.0%
109,655	@	WMS Industries, Inc.	4,641,696
			4,641,696
		Machinery - Construction & Mining: 1.4%
87,260		Joy Global, Inc.	3,390,051
			3,390,051
		Machinery - Diversified: 3.0%
76,413	@	Gardner Denver, Inc.	2,481,130
63,254		Roper Industries, Inc.	2,996,975
44,230		Wabtec Corp.	1,656,414
			7,134,519
		Media: 4.0%
294,470		CBS Corp. - Class B	3,047,765
85,054	@	Liberty Media Corp. - Entertainment	2,372,156
121,618		McGraw-Hill Cos., Inc.	4,087,581
			9,507,502
		Metal Fabricate/Hardware: 1.0%
106,657		Timken Co.	2,251,529
			2,251,529
		Miscellaneous Manufacturing: 2.1%
77,350		Dover Corp.	2,675,537
77,040	@@	Ingersoll-Rand PLC	2,379,766
			5,055,303
		Oil & Gas: 3.7%
39,134		Murphy Oil Corp.	2,230,638
159,120	@@	Nexen, Inc.	3,128,299
205,750	@, @@	Talisman Energy, Inc.	3,304,345
			8,663,282
		Oil & Gas Services: 0.9%
74,010		Smith International, Inc.	2,040,456
			2,040,456
		Packaging & Containers: 0.9%
45,200		Silgan Holdings, Inc.	2,197,624
			2,197,624
		Pharmaceuticals: 4.8%
58,120	@@	Herbalife Ltd.	1,759,874
66,810		McKesson Corp.	3,798,817
174,030	@	Sepracor, Inc.	3,158,645
77,422	@	Watson Pharmaceuticals, Inc.	2,732,222
			11,449,558
		Retail: 9.0%
74,340		Abercrombie & Fitch Co.	2,400,439
67,130		Advance Auto Parts, Inc.	2,839,599
134,710		American Eagle Outfitters	1,818,585
28,250		Darden Restaurants, Inc.	930,273
48,070	@	Dollar Tree, Inc.	2,400,616
81,280	@	Gymboree Corp.	3,640,531
69,870		MSC Industrial Direct Co.	2,760,564
38,740		Ross Stores, Inc.	1,806,834
75,770		TJX Cos., Inc.	2,723,932
			21,321,373
		Semiconductors: 6.1%
78,240	@	Broadcom Corp.	2,225,928
181,290	@, @@	Marvell Technology Group Ltd.	2,764,673
194,060		National Semiconductor Corp.	2,943,890
421,010	@	ON Semiconductor Corp.	3,397,551
200,060	@	QLogic Corp.	3,162,949
			14,494,991
		Software: 4.7%
87,750	@	BMC Software, Inc.	3,128,288
38,020		Dun & Bradstreet Corp.	2,776,981
105,040	@	Intuit, Inc.	2,916,961
66,290	@	Sybase, Inc.	2,310,207
			11,132,437
		Telecommunications: 2.5%
101,680	@	Polycom, Inc.	2,398,631
141,960	@	SBA Communications Corp.	3,422,656
			5,821,287
		Total Common Stock
		(Cost $195,107,704)	230,270,765

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Fund	as of August 31, 2009 (Unaudited) (continued)

Shares				Value
EXCHANGE-TRADED FUNDS: 1.3%
		Exchange-Traded Funds: 1.3%
77,030	L	iShares Russell Midcap Growth Index Fund		$3,110,471
		Total Exchange-Traded Funds
		(Cost $3,086,100)		3,110,471
		Total Long-Term Investments
		(Cost $198,193,804)		233,381,236
SHORT-TERM INVESTMENTS: 4.6%
		Affiliated Mutual Fund: 1.9%
4,508,000		ING Institutional Prime Money Market Fund - Class I		4,508,000
		Total Mutual Fund
		(Cost $4,508,000)		4,508,000

Principal Amount				Value
		Securities Lending Collateral(cc): 2.7%
$6,444,321		Bank of New York Mellon Corp. Institutional Cash Reserves		$6,300,469
		Total Securities Lending Collateral
		(Cost $6,444,321)		6,300,469
		Total Short-Term Investments
		(Cost $10,952,321)		10,808,469
		Total Investments in Securities
		(Cost $209,146,125)*	103.4%	$244,189,705
		Other Assets and Liabilities - Net	(3.4)	(8,001,377)
		Net Assets	100.0%	$236,188,328

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at August 31, 2009.
	*	Cost for federal income tax purposes is $212,342,954.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$36,989,814
		Gross Unrealized Depreciation		(5,143,063)
		Net Unrealized Appreciation		$31,846,751

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Fund	as of August 31, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	08/31/2009
Asset Table
Investments, at value
Common Stock**	$230,270,765	$—	$—	$230,270,765
Exchange-Traded Funds	3,110,471	—	—	3,110,471
Short-Term Investments	4,508,000	6,300,469	—	10,808,469
Total Investments, at value	$237,889,236	$6,300,469	$—	$244,189,705

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

** For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Opportunistic LargeCap Fund	as of August 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 99.0%
		Aerospace/Defense: 3.8%
1,950		Lockheed Martin Corp.	$146,211
3,600		Northrop Grumman Corp.	175,716
4,400		Raytheon Co.	207,592
3,400		United Technologies Corp.	201,824
			731,343
		Agriculture: 3.3%
11,000		Archer-Daniels-Midland Co.	317,130
7,100		Reynolds American, Inc.	324,541
			641,671
		Banks: 7.4%
3,000		Capital One Financial Corp.	111,870
19,300		Citigroup, Inc.	96,500
3,200		Goldman Sachs Group, Inc.	529,472
4,600		JPMorgan Chase & Co.	199,916
18,100		Wells Fargo & Co.	498,112
			1,435,870
		Beverages: 1.2%
4,800		Molson Coors Brewing Co.	227,424
			227,424
		Biotechnology: 1.7%
5,400	@	Amgen, Inc.	322,596
			322,596
		Computers: 9.9%
3,300	@	Apple, Inc.	555,093
5,900	@	Computer Sciences Corp.	288,215
24,700	@	EMC Corp.	392,730
5,700		International Business Machines Corp.	672,885
			1,908,923
		Diversified Financial Services: 2.7%
9,800		American Express Co.	331,436
1,000		Blackrock, Inc.	199,570
			531,006
		Electric: 0.9%
6,700	@	NRG Energy, Inc.	179,895
			179,895
		Electronics: 1.7%
7,300	@	Thermo Electron Corp.	330,033
			330,033
		Food: 3.5%
5,600		JM Smucker Co.	292,712
16,600		Tyson Foods, Inc.	199,034
6,900	@@	Unilever NV ADR	192,717
			684,463
		Forest Products & Paper: 0.5%
4,400		International Paper Co.	100,980
			100,980
		Gas: 1.0%
3,800		Sempra Energy	190,646
			190,646
		Healthcare - Services: 1.4%
9,500		UnitedHealth Group, Inc.	266,000
			266,000
		Home Builders: 1.2%
17,100		D.R. Horton, Inc.	229,311
			229,311
		Insurance: 4.6%
4,100	@@	ACE Ltd.	213,938
3,000		Chubb Corp.	148,170
5,500		Travelers Cos., Inc.	277,310
11,500		UnumProvident Corp.	259,095
			898,513
		Internet: 1.5%
13,300	@	eBay, Inc.	294,462
			294,462
		Media: 2.8%
25,900		Comcast Corp. – Class A	396,788
5,000		Time Warner, Inc.	139,550
			536,338
		Miscellaneous Manufacturing: 5.2%
5,800	@	Cooper Industries Ltd.	187,050
37,400		General Electric Co.	519,860
2,300		Illinois Tool Works, Inc.	96,186
3,900		ITT Corp.	195,312
			998,408

PORTFOLIO OF INVESTMENTS
ING Opportunistic LargeCap Fund	as of August 31, 2009 (Unaudited) (continued)

Shares				Value
		Office/Business Equipment: 0.9%
7,600		Pitney Bowes, Inc.		$169,860
				169,860
		Oil & Gas: 7.9%
3,800		Anadarko Petroleum Corp.		200,906
3,700	@, @@	EnCana Corp.		192,363
4,750		ExxonMobil Corp.		328,463
5,900		Murphy Oil Corp.		336,300
3,600	@@	Royal Dutch Shell PLC ADR - Class A		199,692
7,200		XTO Energy, Inc.		277,920
				1,535,644
		Oil & Gas Services: 1.5%
7,800	@	National Oilwell Varco, Inc.		283,530
				283,530
		Packaging & Containers: 2.5%
7,200	@	Crown Holdings, Inc.		178,776
12,000	@	Pactiv Corp.		298,200
				476,976
		Pharmaceuticals: 10.3%
12,400		AmerisourceBergen Corp.		264,244
4,500		McKesson Corp.		255,870
7,500	@	Medco Health Solutions, Inc.		414,150
14,200	@	Mylan Laboratories		208,314
36,900		Pfizer, Inc.		616,230
6,500	@	Watson Pharmaceuticals, Inc.		229,385
				1,988,193
		Pipelines: 0.7%
8,500		Williams Cos., Inc.		139,740
				139,740
		Retail: 6.5%
6,000	@	Bed Bath & Beyond, Inc.		218,880
8,200		Family Dollar Stores, Inc.		248,296
11,400		Home Depot, Inc.		311,106
4,300		Ross Stores, Inc.		200,552
2,700	@	Sears Holding Corp.		171,315
2,100		Target Corp.		98,700
				1,248,849
		Savings & Loans: 1.3%
19,800		Hudson City Bancorp., Inc.		259,776
				259,776
		Semiconductors: 3.6%
16,200	@, @@	Marvell Technology Group Ltd.		247,050
15,130	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR		161,891
12,000		Texas Instruments, Inc.		295,080
				704,021
		Software: 1.0%
8,700		CA, Inc.		193,923
				193,923
		Telecommunications: 8.5%
8,900	@, @@	Amdocs Ltd.		216,448
19,300		AT&T, Inc.		502,765
25,500	@	Cisco Systems, Inc.		550,800
3,900		Qualcomm, Inc.		181,038
52,300	@	Sprint Nextel Corp.		191,418
				1,642,469
		Total Common Stock (Cost $17,370,421)		19,150,863
EXCHANGE-TRADED FUNDS: 0.8%
		Exchange-Traded Funds: 0.8%
1,500		SPDR Trust Series 1		153,825
		Total Exchange-Traded Funds (Cost $138,190)		153,825
		Total Long-Term Investments
		(Cost $17,508,611)		19,304,688
SHORT-TERM INVESTMENTS: 0.5%
		Affiliated Mutual Fund: 0.5%
101,000		ING Institutional Prime Money Market Fund - Class I		101,000
		Total Short-Term Investments (Cost $101,000)		101,000
		Total Investments in Securities (Cost $17,609,611)*	100.3%	$19,405,688
		Other Assets and Liabilities - Net	(0.3)	(60,647)
		Net Assets	100.0%	$19,345,041

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $17,804,448.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$2,018,818
		Gross Unrealized Depreciation		(417,578)
		Net Unrealized Appreciation		$1,601,240

PORTFOLIO OF INVESTMENTS
ING Opportunistic LargeCap Fund	as of August 31, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	08/31/2009
Asset Table
Investments, at value
Common Stock**	$19,150,863	$—	$—	$19,150,863
Exchange-Traded Funds	153,825	—	—	153,825
Short-Term Investments	101,000	—	—	101,000
Total Investments, at value	$19,405,688	$—	$—	$19,405,688

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

** For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XI	as of August 31, 2009 (Unaudited)

Shares		Value
EXCHANGE-TRADED FUNDS: 0.4%
	Exchange-Traded Funds: 0.4%
700	SPDR Trust Series 1	$71,785
	Total Exchange-Traded Funds
	(Cost $57,533)	71,785

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 71.5%
		Federal National Mortgage Association##: 71.5%
$11,528,000	^^, Z	0.900%, due 09/15/09	$11,523,683
		Total U.S. Government Agency Obligations
		(Cost $11,512,735)	11,523,683
U.S. TREASURY OBLIGATIONS: 27.6%
		U.S. Treasury STRIP COUPON: 23.3%
3,763,000	Z	0.184%, due 11/15/09	3,762,676
			3,762,676
		U.S. Treasury STRIP PRINCIPAL: 4.3%
690,000	Z	0.331%, due 11/15/09	689,789
			689,789
		Total U.S. Treasury Obligations
		(Cost $4,438,142)	4,452,465
		Total Long-Term Investments
		(Cost $16,008,410)	16,047,933

Shares				Value
SHORT-TERM INVESTMENTS: 0.7%
		Affiliated Mutual Fund: 0.7%
109,000		ING Institutional Prime Money Market Fund - Class I		$109,000
		Total Short-Term Investments
		(Cost $109,000)		109,000
		Total Investments in Securities
		(Cost $16,117,410)*	100.2%	$16,156,933
		Other Assets and Liabilities - Net	(0.2)	(33,733)
		Net Assets	100.0%	$16,123,200

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	^^

Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$39,523
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$39,523

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XI	as of August 31, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	08/31/2009
Asset Table
Investments, at value
Exchange-Traded Funds	$71,785	$—	$—	$71,785
U.S. Government Agency Obligations	—	11,523,683	—	11,523,683
U.S. Treasury Obligations	—	4,452,465	—	4,452,465
Short-Term Investments	109,000	—	—	109,000
Total Investments, at value	$180,785	$15,976,148	$—	$16,156,933

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII	as of August 31, 2009 (Unaudited)

Shares		Value
EXCHANGE-TRADED FUNDS: 4.5%
	Exchange-Traded Funds: 4.5%
3,600	SPDR Trust Series 1	$369,180
	Total Exchange-Traded Funds
	(Cost $295,885)	369,180

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 64.3%
		Federal National Mortgage Association##: 64.3%
$2,697,000	^, Z	0.590%, due 11/15/09	$2,693,696
2,651,000	^, Z	0.610%, due 01/15/10	2,644,831
		Total U.S. Government Agency Obligations
		(Cost $5,290,245)	5,338,527
U.S. TREASURY OBLIGATIONS: 31.2%
		U.S. Treasury STRIP PRINCIPAL: 31.2%
2,591,000	Z	0.411%, due 02/15/10	2,586,606
		Total U.S. Treasury Obligations
		(Cost $2,567,142)	2,586,606
		Total Long-Term Investments
		(Cost $8,153,272)	8,294,313

Shares				Value
SHORT-TERM INVESTMENTS: 0.4%
		Affiliated Mutual Fund: 0.4%
35,000		ING Institutional Prime Money Market Fund - Class I		$35,000
		Total Short-Term Investments
		(Cost $35,000)		35,000
		Total Investments in Securities
		(Cost $8,188,272)*	100.4%	$8,329,313
		Other Assets and Liabilities - Net	(0.4)	(30,913)
		Net Assets	100.0%	$8,298,400

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $8,193,171.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$136,142
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$136,142

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII	as of August 31, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	08/31/2009
Asset Table
Investments, at value
Exchange-Traded Funds	$369,180	$—	$—	$369,180
U.S. Government Agency Obligations	—	5,338,527	—	5,338,527
U.S. Treasury Obligations	—	2,586,606	—	2,586,606
Short-Term Investments	35,000	—	—	35,000
Total Investments, at value	$404,180	$7,925,133	$—	$8,329,313

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Real Estate Fund	as of August 31, 2009 (Unaudited)

Shares			Value
REAL ESTATE INVESTMENT TRUSTS: 98.2%
		Apartments: 14.1%
516,900		Apartment Investment & Management Co.	$6,290,673
214,169		AvalonBay Communities, Inc.	13,798,909
257,100		BRE Properties, Inc.	7,268,217
261,400		Camden Property Trust	9,593,380
446,200		Equity Residential	12,185,722
46,010		Essex Property Trust, Inc.	3,432,806
635,604		UDR, Inc.	8,129,375
			60,699,082
		Diversified: 13.5%
255,900		Digital Realty Trust, Inc.	11,152,122
602,700		Duke Realty Corp.	6,943,104
405,700		Liberty Property Trust	13,294,789
461,545		Vornado Realty Trust	26,548,068
			57,938,083
		Healthcare: 14.9%
690,000		HCP, Inc.	19,651,199
118,000		Health Care Real Estate Investment Trust, Inc.	5,039,780
415,500		Nationwide Health Properties, Inc.	13,246,140
413,000		Omega Healthcare Investors, Inc.	6,983,830
487,925		Ventas, Inc.	19,131,539
			64,052,488
		Hotels: 4.6%
299,200		Hospitality Properties Trust	5,451,424
1,439,148		Host Hotels & Resorts, Inc.	14,348,306
			19,799,730
		Manufactured Homes: 1.8%
194,800		Equity Lifestyle Properties, Inc.	7,840,700
			7,840,700
		Office Property: 11.9%
160,370		Alexandria Real Estate Equities, Inc.	8,934,213
263,500		Boston Properties, Inc.	15,962,830
552,600		Brandywine Realty Trust	5,863,086
62,550		Corporate Office Properties Trust SBI MD	2,305,593
331,300		Highwoods Properties, Inc.	9,730,281
238,500		SL Green Realty Corp.	8,416,665
			51,212,668
		Regional Malls: 16.3%
544,400	L	CBL & Associates Properties, Inc.	5,101,028
394,720	L	Macerich Co.	11,312,675
745,754		Simon Property Group, Inc.	47,444,869
202,300		Taubman Centers, Inc.	6,406,841
			70,265,413
		Shopping Centers: 9.8%
251,292		Acadia Realty Trust	3,847,281
173,700		Federal Realty Investment Trust	10,833,669
351,023		Kimco Realty Corp.	4,405,339
245,700		Regency Centers Corp.	8,243,235
150,700		Tanger Factory Outlet Centers, Inc.	5,669,334
468,200		Weingarten Realty Investors	9,298,452
			42,297,310
		Storage: 5.1%
330,800		Extra Space Storage, Inc.	3,274,920
222,502		Public Storage, Inc.	15,697,516
420,100		U-Store-It Trust	2,718,047
			21,690,483
		Warehouse/Industrial: 6.2%
483,825		AMB Property Corp.	11,045,725
1,421,000		Prologis	15,801,520
			26,847,245
		Total Real Estate Investment Trusts
		(Cost $311,944,320)	422,643,202
SHORT-TERM INVESTMENTS: 2.8%
		Affiliated Mutual Fund: 0.9%
4,050,739		ING Institutional Prime Money Market Fund - Class I	4,050,739
		Total Mutual Fund
		(Cost $4,050,739)	4,050,739

Principal Amount		Value
	Securities Lending Collateral(cc): 1.9%
$8,113,085	Bank of New York Mellon Corp. Institutional Cash Reserves	$8,113,085
	Total Securities Lending Collateral
	(Cost $8,113,085)	8,113,085

PORTFOLIO OF INVESTMENTS
ING Real Estate Fund	as of August 31, 2009 (Unaudited) (continued)

	Total Short-Term Investments
	(Cost $12,163,824)		12,163,824
	Total Investments in Securities
	(Cost $324,108,144)*	101.0%	$434,807,026
	Other Assets and Liabilities - Net	(1.0)	(4,344,256)
	Net Assets	100.0%	$430,462,770

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at August 31, 2009.

*	Cost for federal income tax purposes is $473,750,761.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation		$110,884,487
	Gross Unrealized Depreciation		(149,828,222)
	Net Unrealized Depreciation		$(38,943,735)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	08/31/2009
Asset Table
Investments, at value
Real Estate Investment Trusts	$422,643,202	$—	$—	$422,643,202
Short-Term Investments	12,163,824	—	—	12,163,824
Total Investments, at value	$434,807,026	$—	$—	$434,807,026

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Fund	as of August 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 96.3%
		Aerospace/Defense: 1.9%
24,800	@	Moog, Inc.	$718,704
14,200	@	Teledyne Technologies, Inc.	479,392
13,400		Triumph Group, Inc.	582,900
			1,780,996
		Airlines: 0.7%
16,500	@, L	Allegiant Travel Co.	646,635
			646,635
		Apparel: 1.0%
37,445	@	Carter’s, Inc.	942,116
			942,116
		Auto Parts & Equipment: 0.7%
7,000	@@	Autoliv, Inc.	224,490
34,700		Cooper Tire & Rubber Co.	495,516
			720,006
		Banks: 2.3%
75,000		Marshall & Ilsley Corp.	534,000
24,970	@	Signature Bank	758,089
14,700	@, L	SVB Financial Group	584,325
6,444	L	Westamerica Bancorp.	331,415
			2,207,829
		Biotechnology: 4.9%
17,600	@	Acorda Therapeutics, Inc.	398,112
8,900	@	AMAG Pharmaceuticals, Inc.	365,256
3,409	@	Bio-Rad Laboratories, Inc.	294,060
22,200	@	Cubist Pharmaceuticals, Inc.	459,096
9,400	@, L	Dendreon Corp.	219,678
35,077	@, L	Human Genome Sciences, Inc.	693,823
28,400	@, L	InterMune, Inc.	431,112
32,700	@	Medicines Co.	249,174
27,100	@	Momenta Pharmaceuticals, Inc.	268,290
23,000	@	Regeneron Pharmaceuticals, Inc.	522,790
18,425	@	RTI Biologics, Inc.	83,834
32,500	@	Seattle Genetics, Inc.	398,125
63,322	@	Vical, Inc.	291,914
			4,675,264
		Building Materials: 0.5%
20,200		Simpson Manufacturing Co., Inc.	519,140
			519,140
		Chemicals: 1.1%
17,800		Albemarle Corp.	573,694
11,300		Minerals Technologies, Inc.	506,692
			1,080,386
		Commercial Services: 7.2%
35,189		Arbitron, Inc.	644,662
13,681	@	Capella Education Co.	866,691
20,700	@	Coinstar, Inc.	683,307
34,990		Diamond Management & Technology Consultants, Inc.	219,037
26,100		Equifax, Inc.	721,404
14,900	@	FTI Consulting, Inc.	648,746
35,600	@	Geo Group, Inc.	652,192
36,000		Monro Muffler, Inc.	928,080
21,100	@	Resources Connection, Inc.	325,151
14,822	@, @@	Steiner Leisure Ltd.	492,387
16,933		Watson Wyatt Worldwide, Inc.	739,972
			6,921,629
		Computers: 4.8%
20,600	@	CACI International, Inc.	946,776
66,199	@	Mentor Graphics Corp.	584,537
24,300	@	Micros Systems, Inc.	677,241
54,349	@	Netezza Corp.	521,750
55,400	@	Netscout Systems, Inc.	634,884
34,700	@	Riverbed Technolgoy, Inc.	669,016
27,900	@	SYKES Enterprises, Inc.	585,621
			4,619,825
		Cosmetics/Personal Care: 1.1%
16,900	@, L	Chattem, Inc.	1,034,956
			1,034,956
		Distribution/Wholesale: 3.2%
41,000	@	LKQ Corp.	711,760
15,100		Owens & Minor, Inc.	668,175
24,700	L	Pool Corp.	588,354
20,800		Watsco, Inc.	1,098,864
			3,067,153

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Fund	as of August 31, 2009 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services: 3.5%
85,845	@	Broadpoint Gleacher Securities, Inc.	$648,130
38,200	@	Knight Capital Group, Inc.	768,584
58,400		OptionsXpress Holdings, Inc.	971,776
17,100	@	Stifel Financial Corp.	962,730
			3,351,220
		Electric: 0.9%
16,500		Black Hills Corp.	422,070
15,200		Unisource Energy Corp.	444,448
			866,518
		Electronics: 2.0%
27,493	@	Flir Systems, Inc.	632,889
7,100	@	Multi-Fineline Electronix, Inc.	196,244
11,574	@	Varian, Inc.	592,820
25,700		Woodward Governor Co.	539,443
			1,961,396
		Entertainment: 1.4%
34,300	@	Bally Technologies, Inc.	1,386,749
			1,386,749
		Environmental Control: 1.5%
13,896	@	Clean Harbors, Inc.	820,142
24,255	@	Waste Connections, Inc.	663,374
			1,483,516
		Food: 1.2%
20,500		Diamond Foods, Inc.	572,975
21,000		Flowers Foods, Inc.	499,170
7,599	@	Smart Balance, Inc.	48,558
			1,120,703
		Healthcare - Products: 6.2%
14,500	@	Gen-Probe, Inc.	558,975
16,100	@	Greatbatch, Inc.	346,633
17,833	@	Haemonetics Corp.	938,729
21,200	@	Hanger Orthopedic Group, Inc.	297,012
35,700	@	Luminex Corp.	545,496
19,100	@	Masimo Corp.	479,792
32,076		Meridian Bioscience, Inc.	773,032
25,600	@	Merit Medical Systems, Inc.	462,080
27,457	@	Micrus Endovascular Corp.	314,108
12,800	@	SonoSite, Inc.	297,856
33,600		Steris Corp.	975,072
			5,988,785
		Healthcare - Services: 4.1%
28,000	@	AMERIGROUP Corp.	662,200
37,300	@	Centene Corp.	645,663
71,144	@	Healthsouth Corp.	1,110,558
37,850	@	Psychiatric Solutions, Inc.	1,014,002
9,459		Universal Health Services, Inc.	555,811
			3,988,234
		Insurance: 0.9%
35,100		Tower Group, Inc.	842,049
			842,049
		Internet: 2.2%
12,400	@	Constant Contact, Inc.	258,292
85,000	@	Valueclick, Inc.	871,250
63,000	@	Websense, Inc.	955,080
			2,084,622
		Iron/Steel: 0.4%
49,400	@, @@, L	Gerdau AmeriSteel Corp.	358,150
			358,150
		Leisure Time: 0.4%
9,300		Polaris Industries, Inc.	350,703
			350,703
		Machinery - Diversified: 1.1%
15,800		Gorman-Rupp Co.	372,090
11,943		Nordson Corp.	639,906
			1,011,996
		Miscellaneous Manufacturing: 2.4%
42,200		Actuant Corp.	596,286
19,900		Acuity Brands, Inc.	638,989
21,750	@	EnPro Industries, Inc.	468,060
56,100	@	Hexcel Corp.	610,368
			2,313,703
		Oil & Gas: 3.1%
10,566	@@	Advantage Oil & Gas Ltd.	59,804
15,100	@	Bill Barrett Corp.	441,524
35,600	@	Carrizo Oil & Gas, Inc.	688,148
28,100		Holly Corp.	641,804
85,700	@	McMoRan Exploration Co.	714,738
17,400		Penn Virginia Corp.	333,384
18,788	@	Petroquest Energy, Inc.	78,158
			2,957,560
		Oil & Gas Services: 1.6%
7,400	@	Core Laboratories NV	685,758
20,400	@	Dril-Quip, Inc.	870,264
			1,556,022

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Fund	as of August 31, 2009 (Unaudited) (continued)

Shares			Value
		Packaging & Containers: 0.9%
16,900		Silgan Holdings, Inc.	$821,678
			821,678
		Pharmaceuticals: 4.0%
28,700	@	Alkermes, Inc.	259,735
14,200	@, L	Auxilium Pharmaceuticals, Inc.	408,818
15,200	@	BioMarin Pharmaceuticals, Inc.	250,344
23,200	@	Cypress Bioscience, Inc.	161,472
51,660	@	Nektar Therapeutics	428,261
29,511		Omnicare, Inc.	675,507
30,400	@	Onyx Pharmaceuticals, Inc.	974,928
4,100	@, L	Osiris Therapeutics, Inc.	59,942
23,700	@, L	Savient Pharmaceuticals, Inc.	329,193
17,400	@	Xenoport, Inc.	317,202
			3,865,402
		Retail: 8.0%
61,200	@	California Pizza Kitchen, Inc.	860,472
34,100		Casey’s General Stores, Inc.	946,275
65,149	@	Ezcorp, Inc.	871,042
24,500	@	Gymboree Corp.	1,097,355
49,900	@	Hibbett Sporting Goods, Inc.	876,743
49,500	@	Jack in the Box, Inc.	1,009,305
25,509	@	Jo-Ann Stores, Inc.	696,906
18,596	@	Lumber Liquidators, Inc.	409,112
21,400	@, L	PF Chang’s China Bistro, Inc.	682,874
82,631	@	Wet Seal, Inc.	290,035
			7,740,119
		Semiconductors: 5.7%
62,600	@	Entegris, Inc.	250,400
32,338	@	Formfactor, Inc.	709,496
97,400	@	Integrated Device Technology, Inc.	665,242
60,000		Micrel, Inc.	466,200
27,800	@	MKS Instruments, Inc.	512,354
31,700	@	Monolithic Power Systems, Inc.	714,201
59,900	@	ON Semiconductor Corp.	483,393
55,600	@	Semtech Corp.	1,015,812
63,601	@, @@, L	Verigy Ltd.	679,895
			5,496,993
		Software: 8.5%
21,755	@	Ansys, Inc.	764,471
42,100		Blackbaud, Inc.	810,846
25,500	@	Blackboard, Inc.	877,455
61,800	@	EPIQ Systems, Inc.	926,382
31,900	@	MedAssets, Inc.	712,327
57,300	@	Omniture, Inc.	819,963
1,516	@	Rosetta Stone, Inc.	33,428
47,700	@	Solera Holdings, Inc.	1,256,418
16,400	@	SPSS, Inc.	816,720
23,300	@	Sybase, Inc.	812,005
73,200	@	THQ, Inc.	403,332
			8,233,347
		Telecommunications: 5.5%
60,500		Alaska Communications Systems Group, Inc.	482,185
27,400		Black Box Corp.	686,096
31,300	@	Comtech Telecommunications	1,064,826
23,000	@	IPG Photonics Corp.	278,760
84,000	@	Novatel Wireless, Inc.	810,600
19,400		NTELOS Holdings Corp.	314,474
44,500	@	Polycom, Inc.	1,049,755
27,200	@	SBA Communications Corp.	655,792
			5,342,488
		Transportation: 1.4%
24,300	@	Genesee & Wyoming, Inc.	762,534
37,200		Knight Transportation, Inc.	613,428
			1,375,962
		Total Common Stock
		(Cost $85,397,424)	92,713,850
REAL ESTATE INVESTMENT TRUSTS: 1.5%
		Diversified: 0.7%
14,900		Digital Realty Trust, Inc.	649,342
			649,342
		Shopping Centers: 0.8%
20,000		Tanger Factory Outlet Centers, Inc.	752,400
			752,400
		Total Real Estate Investment Trusts
		(Cost $1,131,820)	1,401,742

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Fund	as of August 31, 2009 (Unaudited) (continued)

Shares				Value
EXCHANGE-TRADED FUNDS: 0.7%
		Exchange-Traded Funds: 0.7%
11,700	L	iShares Russell 2000 Growth Index Fund		$721,656
		Total Exchange-Traded Funds
		(Cost $719,501)		721,656
		Total Long-Term Investments
		(Cost $87,248,745)		94,837,248
SHORT-TERM INVESTMENTS: 6.7%
		Affiliated Mutual Fund: 1.7%
1,605,000		ING Institutional Prime Money Market Fund - Class I		1,605,000
		Total Mutual Fund
		(Cost $1,605,000)		1,605,000

Principal Amount				Value
		Securities Lending Collateral(cc): 5.0%
$4,935,968		Bank of New York Mellon Corp. Institutional Cash Reserves		$4,863,384
		Total Securities Lending Collateral
		(Cost $4,935,968)		4,863,384
		Total Short-Term Investments
		(Cost $6,540,968)		6,468,384
		Total Investments in Securities
		(Cost $93,789,713)*	105.2%	$101,305,632
		Other Assets and Liabilities - Net	(5.2)	(4,979,592)
		Net Assets	100.0%	$96,326,040

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at August 31, 2009.

	*	Cost for federal income tax purposes is $100,261,955.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$11,399,250
		Gross Unrealized Depreciation		(10,355,573)
		Net Unrealized Appreciation		$1,043,677

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Fund	as of August 31, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	08/31/2009
Asset Table
Investments, at value
Common Stock**	$92,713,850	$—	$—	$92,713,850
Real Estate Investment Trusts	1,401,742	—	—	1,401,742
Exchange-Traded Funds	721,656	—	—	721,656
Short-Term Investments	1,605,000	4,863,384	—	6,468,384
Total Investments, at value	$96,442,248	$4,863,384	$—	$101,305,632

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

** For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING SmallCap Value Multi-Manager Fund	as of August 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 94.5%
		Aerospace/Defense: 0.1%
220		Cubic Corp.	$7,814
230		Curtiss-Wright Corp.	7,491
490	@	Esterline Technologies Corp.	15,151
280	@	Moog, Inc.	8,114
			38,570
		Agriculture: 0.1%
390		Andersons, Inc.	12,831
280		Universal Corp.	10,326
			23,157
		Airlines: 0.1%
370	@	Alaska Air Group, Inc.	9,335
1,680	@	JetBlue Airways Corp.	9,761
1,290		Skywest, Inc.	19,931
			39,027
		Apparel: 0.8%
9,800		Cherokee, Inc.	201,488
840	@	Skechers USA, Inc.	14,960
			216,448
		Auto Parts & Equipment: 0.7%
1,600		Cooper Tire & Rubber Co.	22,848
1,380		Superior Industries International	19,624
7,650		WABCO Holdings, Inc.	145,886
			188,358
		Banks: 4.9%
1,018		Ameris Bancorp.	6,566
760	@@	Banco Latinoamericano de Exportaciones SA	10,800
3,590		Boston Private Financial Holdings, Inc.	18,022
6,000		Cass Information Systems, Inc.	187,320
1,020	L	Cathay General Bancorp.	9,425
1,840	L	Central Pacific Financial Corp.	5,115
1,120		Columbia Banking System, Inc.	18,379
620		First Bancorp.	10,875
646		FirstMerit Corp.	11,609
1,170		FNB Corp.	8,284
460	L	Glacier Bancorp., Inc.	6,859
600		International Bancshares Corp.	9,264
360		Lakeland Financial Corp.	7,160
670		MB Financial Corp.	9,280
1,560		National Penn Bancshares, Inc.	8,736
680		Old National Bancorp.	7,235
16,500	L	PacWest Bancorp	325,216
1,030		Prosperity Bancshares, Inc.	35,566
640		Renasant Corp.	9,741
650		Sierra Bancorp.	8,307
1,240		Southwest Bancorp., Inc.	16,033
1,260		Sterling Bancshares, Inc.	10,017
4,300	L	Sterling Financial Corp.	9,116
2,500		Susquehanna Bancshares, Inc.	14,600
370	@	SVB Financial Group	14,708
18,950	@	Texas Capital Bancshares, Inc.	313,623
140		Tompkins Financial Corp.	6,118
560		Trustmark Corp.	10,657
4,520	L	UCBH Holdings, Inc.	5,966
190		UMB Financial Corp.	7,606
1,910		Umpqua Holdings Corp.	19,692
470		Union Bankshares Corp.	7,901
280		United Bankshares, Inc.	5,496
460		WesBanco, Inc.	6,753
28,550	@	Western Alliance Bancorp.	209,272
1,150		Whitney Holding Corp.	10,362
610		Wintrust Financial Corp.	16,879
			1,398,558
		Building Materials: 1.1%
660		Apogee Enterprises, Inc.	8,712
590		Comfort Systems USA, Inc.	7,003
19,725		Gibraltar Industries, Inc.	237,489
710	@	Interline Brands, Inc.	11,864
1,270		Quanex Building Products Corp.	17,107
290		Simpson Manufacturing Co., Inc.	7,453
320		Universal Forest Products, Inc.	13,216
			302,844
		Chemicals: 1.0%
8,200		Balchem Corp.	204,180
400		HB Fuller Co.	7,896

PORTFOLIO OF INVESTMENTS
ING SmallCap Value Multi-Manager Fund	as of August 31, 2009 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
490		Olin Corp.	$8,203
1,290	@	OM Group, Inc.	35,101
3,650	@	PolyOne Corp.	18,615
250		Sensient Technologies Corp.	6,518
			280,513
		Commercial Services: 5.5%
25,395		ABM Industries, Inc.	569,610
790	@	Albany Molecular Research, Inc.	6,367
1,240	@	Cross Country Healthcare, Inc.	11,420
1,770		Kelly Services, Inc.	20,320
7,750		Landauer, Inc.	426,560
22,100		McGrath Rentcorp	434,707
270		Monro Muffler, Inc.	6,961
3,010	@	MPS Group, Inc.	29,679
1,380	@	PHH Corp.	29,339
450	@	Rent-A-Center, Inc.	8,879
1,760	@	Spherion Corp.	9,539
180		Watson Wyatt Worldwide, Inc.	7,866
			1,561,247
		Computers: 4.0%
36,950	@	Brocade Communications Systems, Inc.	267,149
170	@	CACI International, Inc.	7,813
3,630	@	Ciber, Inc.	14,157
7,730		Computer Services, Inc.	262,820
1,120		Imation Corp.	9,632
2,330	@	Insight Enterprises, Inc.	26,725
1,380	@	Mentor Graphics Corp.	12,185
1,920	@, @@	Ness Technologies, Inc.	11,597
650	@	Perot Systems Corp.	10,823
1,240	@	Radisys Corp.	9,052
1,460	@	Silicon Graphics International Corp.	8,015
12,500		Syntel, Inc.	500,875
			1,140,843
		Cosmetics/Personal Care: 3.6%
7,200	@	Chattem, Inc.	440,928
55,250	@	Elizabeth Arden, Inc.	569,075
			1,010,003
		Distribution/Wholesale: 2.0%
12,700		Owens & Minor, Inc.	561,975
			561,975
		Diversified Financial Services: 2.7%
180	@	Altisource Portfolio Solutions S.A.	2,579
15,700		Federated Investors, Inc.	412,125
12,200		Financial Federal Corp.	285,724
310	@, L	KBW, Inc.	8,872
760	@	Knight Capital Group, Inc.	15,291
4,797	@	LaBranche & Co., Inc.	18,516
770	@	MarketAxess Holdings, Inc.	8,539
540	@	Ocwen Financial Corp.	5,589
220	@	Stifel Financial Corp.	12,386
			769,621
		Electric: 0.8%
240		Allete, Inc.	8,114
410		Avista Corp.	8,003
1,460		Black Hills Corp.	37,347
180		CH Energy Group, Inc.	8,237
1,160		Cleco Corp.	28,327
620	@	El Paso Electric Co.	10,503
250		Idacorp, Inc.	7,120
420		NorthWestern Corp.	10,076
300		Otter Tail Corp.	7,077
1,870		PNM Resources, Inc.	21,842
1,710		Portland General Electric Co.	33,379
280		Unisource Energy Corp.	8,187
1,460		Westar Energy, Inc.	29,959
			218,171
		Electrical Components & Equipment: 1.8%
13,300		Belden CDT, Inc.	278,369
360		Encore Wire Corp.	8,525
6,000	@	General Cable Corp.	211,680
			498,574
		Electronics: 1.7%
1,580	@	Benchmark Electronics, Inc.	25,912
430		Brady Corp.	12,741
1,040	@	Checkpoint Systems, Inc.	17,337
640	@	Cogent, Inc.	6,720
6,650	@	Coherent, Inc.	148,694
280	@	Cymer, Inc.	9,850
1,920	@	Electro Scientific Industries, Inc.	23,578
36,600		Keithley Instruments, Inc.	183,000
2,350	@	Newport Corp.	16,662
1,390	@	TTM Technologies, Inc.	14,067
860		Watts Water Technologies, Inc.	25,946
			484,507

PORTFOLIO OF INVESTMENTS
ING SmallCap Value Multi-Manager Fund	as of August 31, 2009 (Unaudited) (continued)

Shares			Value
		Engineering & Construction: 0.1%
430	@	EMCOR Group, Inc.	$9,963
180		Granite Construction, Inc.	5,778
380	@	Insituform Technologies, Inc.	7,277
150	@	Michael Baker Corp.	5,022
			28,040
		Food: 0.4%
1,580	@	Chiquita Brands International, Inc.	24,332
860	@, @@	Fresh Del Monte Produce, Inc.	19,694
760		Imperial Sugar Co.	10,594
300	@	Ralcorp Holdings, Inc.	18,819
290		Ruddick Corp.	7,702
540	@	TreeHouse Foods, Inc.	20,007
270	@	United Natural Foods, Inc.	7,295
610	@	Winn-Dixie Stores, Inc.	8,400
			116,843
		Forest Products & Paper: 2.8%
33,960	@	Buckeye Technologies, Inc.	342,317
1,240		Glatfelter	12,933
730		Schweitzer-Mauduit International, Inc.	35,901
42,250		Wausau Paper Corp.	408,135
			799,286
		Gas: 0.3%
470		Atmos Energy Corp.	12,803
180		Laclede Group, Inc.	5,861
150		New Jersey Resources Corp.	5,513
200		Nicor, Inc.	7,244
160		Northwest Natural Gas Co.	6,736
410		Piedmont Natural Gas Co.	9,848
200		South Jersey Industries, Inc.	6,930
460		Southwest Gas Corp.	11,201
260		WGL Holdings, Inc.	8,580
			74,716
		Hand/Machine Tools: 2.7%
16,390		Lincoln Electric Holdings, Inc.	746,073
210		Regal-Beloit Corp.	9,547
			755,620
		Healthcare - Products: 0.5%
6,430		Young Innovations, Inc.	150,976
			150,976
		Healthcare - Services: 1.1%
540	@	AMERIGROUP Corp.	12,771
340	@	Centene Corp.	5,885
550	@	Kindred Healthcare, Inc.	7,854
300	@	Magellan Health Services, Inc.	9,627
800	@	Medcath Corp.	7,296
360	@	RehabCare Group, Inc.	7,556
1,240	@	Res-Care, Inc.	17,992
31,900	@	Skilled Healthcare Group, Inc.	241,164
407	@	Triple-S Management Corp.	7,546
			317,691
		Home Builders: 0.2%
850		M/I Homes, Inc.	13,447
580	@	Meritage Homes Corp.	12,998
700		Ryland Group, Inc.	16,044
320		Skyline Corp.	7,542
			50,031
		Home Furnishings: 2.1%
21,400		Hooker Furniture Corp.	284,834
1,550		Kimball International, Inc.	9,858
21,100		Tempur-Pedic International, Inc.	312,280
			606,972
		Household Products/Wares: 1.5%
1,590		American Greetings Corp.	22,085
830	@	Central Garden & Pet Co.	9,130
990	@	Helen of Troy Ltd.	21,404
1,240	@	Prestige Brands Holdings, Inc.	9,188
13,200		WD-40 Co.	356,136
			417,943
		Insurance: 10.0%
1,680		American Equity Investment Life Holding Co.	13,558
710	@	American Safety Insurance Holdings Ltd.	10,891
240	@, @@	Argo Group International Holdings Ltd.	8,477
21,786	@@	Aspen Insurance Holdings Ltd.	553,364
4,850		Assurant, Inc.	145,258
4,850		First Mercury Financial Corp.	70,277
670	@	Flagstone Reinsurance Holdings Ltd.	7,276
7,100		Hanover Insurance Group, Inc.	290,319
2,610		Horace Mann Educators Corp.	31,973
460	@@	IPC Holdings Ltd.	14,913

PORTFOLIO OF INVESTMENTS
ING SmallCap Value Multi-Manager Fund	as of August 31, 2009 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
260		Kansas City Life Insurance Co.	$9,295
880	@@	Max Re Capital Ltd.	18,005
5,060	L	MGIC Investment Corp.	41,138
510	@@	Montpelier Re Holdings Ltd.	8,206
160		National Western Life Insurance Co.	26,354
160	@	Navigators Group, Inc.	8,304
150		Odyssey Re Holdings Corp.	7,598
1,180	@@	Platinum Underwriters Holdings Ltd.	42,775
36,606	@	PMA Capital Corp.	201,699
2,150		Presidential Life Corp.	21,285
160	@	ProAssurance Corp.	8,400
6,700		RLI Corp.	355,167
820	@	SeaBright Insurance Holdings, Inc.	8,208
530		Selective Insurance Group	9,021
13,000		Stancorp Financial Group, Inc.	492,050
14,720		Tower Group, Inc.	353,133
3,573	@, @@	United America Indemnity Ltd.	22,260
400		United Fire & Casualty Co.	8,004
2,590	@	Universal American Financial Corp.	23,776
1,020	@, L	Validus Holdings Ltd.	26,173
300		Zenith National Insurance Corp.	8,088
			2,845,245
		Internet: 2.3%
35,600	@	Avocent Corp.	580,992
2,570	@	Internap Network Services Corp.	7,761
2,465	@	Moduslink Global Solutions, Inc.	17,699
1,530	@	Perficient, Inc.	11,873
3,900	@	RealNetworks, Inc.	13,806
1,670	@	SonicWALL, Inc.	12,508
1,570	@	TIBCO Software, Inc.	13,926
			658,565
		Investment Companies: 2.0%
3,352		Apollo Investment Corp.	31,040
56,443		Ares Capital Corp.	524,920
2,557		Hercules Technology Growth Capital, Inc.	23,703
			579,663
		Leisure Time: 0.1%
2,290		Brunswick Corp.	21,274
			21,274
		Machinery - Diversified: 4.5%
23,050		Albany International Corp.	396,230
350		Applied Industrial Technologies, Inc.	7,221
1,240		Briggs & Stratton Corp.	21,874
8,600		Graco, Inc.	215,946
1,230	@	Kadant, Inc.	14,305
4,600	@, L	Middleby Corp.	217,074
290		Nacco Industries, Inc.	16,965
7,950		Roper Industries, Inc.	376,671
1,420	@	Tecumseh Products Co.	12,851
			1,279,137
		Media: 0.1%
1,120		Scholastic Corp.	27,283
			27,283
		Metal Fabricate/Hardware: 2.7%
1,010		AM Castle & Co.	11,120
16,950		CIRCOR International, Inc.	437,480
200		Kaydon Corp.	6,676
860		Mueller Industries, Inc.	20,803
3,060		Mueller Water Products, Inc.	14,076
12,750	@	RBC Bearings, Inc.	280,500
			770,655
		Mining: 2.8%
837	@, L	Coeur d’Alene Mines Corp.	12,672
180		Compass Minerals International, Inc.	9,572
11,090	L	Royal Gold, Inc.	440,051
27,650	@, @@, L	Thompson Creek Metals Co., Inc.	317,975
1,780	@, L	USEC, Inc.	8,099
			788,369
		Miscellaneous Manufacturing: 5.3%
230		AO Smith Corp.	8,752
380	@	Ceradyne, Inc.	7,114
13,480		Clarcor, Inc.	432,169
2,370		Eastman Kodak Co.	12,608
55,207	@	Griffon Corp.	583,519
12,800		Matthews International Corp. - Class A	445,952
1,250		Movado Group, Inc.	16,063
840		Tredegar Corp.	12,583
			1,518,760
		Oil & Gas: 4.8%
49,020	@	Approach Resources, Inc.	367,650
9,190	@	Bill Barrett Corp.	268,716
1,640	@	Bronco Drilling Co., Inc.	6,068

PORTFOLIO OF INVESTMENTS
ING SmallCap Value Multi-Manager Fund	as of August 31, 2009 (Unaudited) (continued)

Shares			Value
		Oil & Gas (continued)
1,800	@	Harvest Natural Resources, Inc.	$9,306
3,430	@	Parker Drilling Co.	15,469
38,800	@	Petroquest Energy, Inc.	161,408
1,920	@	Rosetta Resources, Inc.	22,675
18,300		St. Mary Land & Exploration Co.	481,290
1,060	@	Swift Energy Co.	21,592
3,100	@, L	Western Refining, Inc.	18,817
			1,372,991
		Oil & Gas Services: 3.3%
38,850	@@	Acergy SA ADR	392,385
12,600		CARBO Ceramics, Inc.	542,430
160	@	SEACOR Holdings, Inc.	12,181
			946,996
		Packaging & Containers: 1.3%
11,100		Packaging Corp. of America	225,996
8,900		Temple-Inland, Inc.	150,499
			376,495
		Pharmaceuticals: 0.2%
490		Medicis Pharmaceutical Corp.	9,050
1,290	@	Nektar Therapeutics	10,694
470	@	Par Pharmaceutical Cos., Inc.	9,612
350	@	PharMerica Corp.	7,018
1,490	@	Salix Pharmaceuticals Ltd.	18,640
310	@, L	Valeant Pharmaceuticals International	8,026
			63,040
		Retail: 5.0%
1,921		Asbury Automotive Group, Inc.	24,013
10,650		Bob Evans Farms, Inc.	286,166
2,230		Brown Shoe Co., Inc.	16,725
570	@	Cabela’s, Inc.	9,149
13,780		Casey’s General Stores, Inc.	382,396
1,770	@	Chico’s FAS, Inc.	22,532
210	@	Childrens Place Retail Stores, Inc.	6,369
550	@	Collective Brands, Inc.	8,712
3,210	L	Dillard’s, Inc.	36,626
350	@	Genesco, Inc.	7,665
1,060		Haverty Furniture Cos., Inc.	12,370
1,020	@	HOT Topic, Inc.	7,099
430	@	Jo-Ann Stores, Inc.	11,748
480		Men’s Wearhouse, Inc.	12,480
1,510		Regis Corp.	24,432
1,460	@	Rush Enterprises, Inc. - Class A	20,455
1,140		Stage Stores, Inc.	15,219
2,050	@	Tuesday Morning Corp.	9,225
11,000		World Fuel Services Corp.	494,340
			1,407,721
		Savings & Loans: 0.4%
1,920		Abington Bancorp, Inc.	15,514
670		BankFinancial Corp.	6,573
660		Berkshire Hills Bancorp., Inc.	14,857
820		ESSA Bancorp, Inc.	10,381
630		First Niagara Financial Group, Inc.	8,240
1,410		NewAlliance Bancshares, Inc.	16,582
1,900		Provident Financial Services, Inc.	20,938
840		United Financial Bancorp, Inc.	10,324
			103,409
		Semiconductors: 3.9%
39,150	@	Actel Corp.	425,952
1,946	@	DSP Group, Inc.	15,373
8,410	@	Entegris, Inc.	33,640
1,450	@	Exar Corp.	10,890
1,460	@	MKS Instruments, Inc.	26,908
1,290	@	Omnivision Technologies, Inc.	18,873
1,010	@	PMC - Sierra, Inc.	9,171
630	@	Rovi Corp.	19,177
21,930	@	Standard Microsystems Corp.	510,530
2,240	@	Triquint Semiconductor, Inc.	16,397
1,090	@	Zoran Corp.	12,045
			1,098,956
		Software: 0.2%
750	@	Avid Technology, Inc.	9,773
630	@	JDA Software Group, Inc.	12,184
730	@	Quest Software, Inc.	12,038
520	@	SYNNEX Corp.	15,418
			49,413
		Telecommunications: 0.4%
3,510	@	3Com Corp.	15,269
2,170	@	Adaptec, Inc.	6,380
180	@	Anixter International, Inc.	6,314
280		Applied Signal Technology, Inc.	7,132
800	@	Arris Group, Inc.	10,608
530		Atlantic Tele-Network, Inc.	25,334

PORTFOLIO OF INVESTMENTS
ING SmallCap Value Multi-Manager Fund	as of August 31, 2009 (Unaudited) (continued)

Shares			Value
		Telecommunications (continued)
640		Black Box Corp.	$16,026
1,480	@	Harris Stratex Networks, Inc.	8,969
340	@	Polycom, Inc.	8,021
640	@	SureWest Communications	8,109
2,020	@	Sycamore Networks, Inc.	6,141
			118,303
		Textiles: 0.1%
1,310		G&K Services, Inc.	30,785
			30,785
		Toys/Games/Hobbies: 0.0%
800	@	Jakks Pacific, Inc.	10,720
			10,720
		Transportation: 2.5%
550		Arkansas Best Corp.	17,545
11,930		Landstar System, Inc.	415,999
16,425	@	Marten Transport Ltd.	278,568
290	@@, L	Nordic American Tanker Shipping	8,633
			720,745
		Water: 0.0%
200	@	Pico Holdings, Inc.	6,626
300		SJW Corp.	6,621
			13,247
		Total Common Stock
		(Cost $27,725,464)	26,852,306
REAL ESTATE INVESTMENT TRUSTS: 3.1%
		Apartments: 0.1%
300		American Campus Communities, Inc.	7,803
210		Home Properties, Inc.	7,974
			15,777
		Diversified: 1.9%
1,520		Colonial Properties Trust	13,726
720		DuPont Fabros Technology, Inc.	9,418
16,460		Entertainment Properties Trust	516,186
310		Washington Real Estate Investment Trust	8,358
			547,688
		Healthcare: 0.2%
380		Healthcare Realty Trust, Inc.	8,227
3,580		Medical Properties Trust, Inc.	27,101
340		Omega Healthcare Investors, Inc.	5,749
780		Senior Housing Properties Trust	15,647
220		Universal Health Realty Income Trust	7,390
			64,114
		Hotels: 0.1%
5,990		Ashford Hospitality Trust, Inc.	18,449
1,530		DiamondRock Hospitality Co.	10,481
			28,930
		Mortgage: 0.2%
790		Anworth Mortgage Asset Corp.	5,917
450		Capstead Mortgage Corp.	6,143
260		Hatteras Financial Corp.	7,771
1,870		MFA Mortgage Investments, Inc.	14,810
5,375	L	Northstar Realty Finance Corp.	20,425
530		Redwood Trust, Inc.	8,496
			63,562
		Office Property: 0.2%
2,490		BioMed Realty Trust, Inc.	33,565
280		Corporate Office Properties Trust SBI MD	10,321
520		Franklin Street Properties Corp.	7,389
300		Highwoods Properties, Inc.	8,811
			60,086
		Single Tenant: 0.2%
1,690		National Retail Properties, Inc.	34,679
790		Realty Income Corp.	20,185
			54,864
		Storage: 0.1%
1,060		Extra Space Storage, Inc.	10,494
4,110		U-Store-It Trust	26,592
			37,086
		Warehouse/Industrial: 0.1%
1,920		DCT Industrial Trust, Inc.	10,138
			10,138
		Total Real Estate Investment Trusts
		(Cost $849,471)	882,245
EXCHANGE-TRADED FUNDS: 0.3%
		Exchange-Traded Funds: 0.3%
1,500	L	iShares Russell 2000 Value Index Fund	81,135
		Total Exchange-Traded Funds
		(Cost $58,038)	81,135
		Total Long-Term Investments
		(Cost $28,632,973)	27,815,686

PORTFOLIO OF INVESTMENTS
ING SmallCap Value Multi-Manager Fund	as of August 31, 2009 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 6.8%
		Affiliated Mutual Fund: 2.4%
669,709		ING Institutional Prime Money Market Fund - Class I		$669,709
		Total Mutual Fund
		(Cost $669,709)		669,709

Principal Amount				Value
		Securities Lending Collateral(cc): 4.4%
$1,280,219		Bank of New York Mellon Corp. Institutional Cash Reserves		$1,259,178
		Total Securities Lending Collateral
		(Cost $1,280,219)		1,259,178
		Total Short-Term Investments
		(Cost $1,949,928)		1,928,887
		Total Investments in Securities
		(Cost $30,582,901)*	104.7%	$29,744,573
		Other Assets and Liabilities - Net	(4.7)	(1,329,377)
		Net Assets	100.0%	$28,415,196
	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at August 31, 2009.
	*	Cost for federal income tax purposes is $30,963,592.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$3,069,572
		Gross Unrealized Depreciation		(4,288,591)
		Net Unrealized Depreciation		$(1,219,019)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	08/31/2009
Asset Table
Investments, at value
Common Stock**	$26,852,306	$—	$—	$26,852,306
Real Estate Investment Trusts	882,245	—	—	882,245
Exchange-Traded Funds	81,135	—	—	81,135
Short-Term Investments	669,709	1,259,178	—	1,928,887
Total Investments, at value	$28,485,395	$1,259,178	$—	$29,744,573

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

** For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Value Choice Fund	as of August 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 78.5%
		Agriculture: 0.7%
261,337	@@, L	Cresud SACIF y A ADR	$2,953,108
			2,953,108
		Auto Manufacturers: 0.8%
285,730	@@, L	Tata Motors Ltd. ADR	3,311,611
			3,311,611
		Auto Parts & Equipment: 1.7%
161,989	@, @@	Magna International, Inc.	7,404,517
			7,404,517
		Banks: 2.8%
84,300	@@, L	ICICI Bank Ltd. ADR	2,572,836
793,100	@@	Sumitomo Trust & Banking Co., Ltd. ADR	4,845,841
244,200	@, @@	UBS AG - Reg	4,473,744
			11,892,421
		Biotechnology: 0.4%
30,370	@	Amgen, Inc.	1,814,304
			1,814,304
		Chemicals: 0.4%
32,776		Mosaic Co.	1,588,653
			1,588,653
		Coal: 4.8%
695,251		Arch Coal, Inc.	12,041,747
88,137		Consol Energy, Inc.	3,297,205
156,942		Peabody Energy Corp.	5,128,865
			20,467,817
		Cosmetics/Personal Care: 0.8%
14,019	@@	Kao Corp. ADR	3,546,947
			3,546,947
		Distribution/Wholesale: 2.4%
312,448	@	Ingram Micro, Inc.	5,236,628
135,505	@	Tech Data Corp.	5,162,741
			10,399,369
		Electric: 4.7%
333,864		Ameren Corp.	9,004,312
293,212	@@	Centrais Eletricas Brasileiras SA ADR - Class B	3,788,299
592,246	@, @@, L	Korea Electric Power Corp. ADR	7,314,238
162,000	@, I, L, X	Mirant Corp.	—
			20,106,849
		Engineering & Construction: 0.8%
124,729	@	Shaw Group, Inc.	3,658,302
			3,658,302
		Environmental Control: 1.0%
160,629		Republic Services, Inc.	4,113,709
			4,113,709
		Food: 6.1%
197,871		Kroger Co.	4,272,035
494,600	@, L	Smithfield Foods, Inc.	6,068,742
1,162,334		Tyson Foods, Inc.	13,936,383
71,313	L	Whole Foods Market, Inc.	2,073,782
			26,350,942
		Forest Products & Paper: 1.1%
137,850	@, @@, L	Domtar Corp.	4,884,026
			4,884,026
		Healthcare - Products: 1.0%
88,400	@	Zimmer Holdings, Inc.	4,185,740
			4,185,740
		Healthcare - Services: 1.9%
125,372		Aetna, Inc.	3,573,102
126,807	@	Humana, Inc.	4,527,010
			8,100,112
		Home Builders: 0.4%
203,154	@@	Sekisui House Ltd. ADR	1,960,436
			1,960,436
		Insurance: 1.9%
139,115	L	CNA Financial Corp.	3,404,144
199,010		Marsh & McLennan Cos., Inc.	4,684,695
			8,088,839
		Internet: 1.7%
324,936	@	eBay, Inc.	7,194,083
			7,194,083
		Machinery - Diversified: 1.9%
198,559	@	AGCO Corp.	6,202,983
131,285		Alamo Group, Inc.	1,883,940
			8,086,923
		Media: 1.1%
190,396		Scholastic Corp.	4,638,047
			4,638,047

PORTFOLIO OF INVESTMENTS
ING Value Choice Fund	as of August 31, 2009 (Unaudited) (continued)

Shares			Value
		Mining: 20.4%
373,175	@@	Alumina Ltd. ADR	$2,041,267
434,932	@, @@	Barrick Gold Corp.	15,092,140
185,887	@@	Cameco Corp.	4,940,876
1,254,500	@, @@, L	Crystallex International Corp.	263,445
704,280	@@, L	Gold Fields Ltd. ADR	8,500,660
120,826	@, L	Gold Reserve, Inc.	60,413
364,431	@@	Iamgold Corp.	4,238,333
240,825	@, @@, L	Ivanhoe Mines Ltd.	2,639,442
759,200	@, @@	Kinross Gold Corp.	14,386,840
719,225	@, @@, L	Lihir Gold Ltd. ADR	16,628,482
329,569		Newmont Mining Corp.	13,245,378
1,153,624	@, @@, L	Novagold Resources, Inc.	4,487,597
63,156	@, @@	Silver Standard Resources, Inc.	1,148,808
			87,673,681
		Miscellaneous Manufacturing: 0.0%
239,300	@	Geovic Mining Corp.	145,973
			145,973
		Oil & Gas: 6.8%
53,257		Chevron Corp.	3,724,795
135,876		ConocoPhillips	6,118,496
328,843	@@	Petrobras Energia Participaciones SA ADR	2,180,229
154,507		Pioneer Natural Resources Co.	4,474,523
830,759		Tesoro Corp.	11,697,087
463,741	@	Warren Resources, Inc.	1,136,165
			29,331,295
		Oil & Gas Services: 1.6%
429,939		BJ Services Co.	6,904,820
			6,904,820
		Pharmaceuticals: 3.0%
179,577		Omnicare, Inc.	4,110,518
516,869		Pfizer, Inc.	8,631,712
			12,742,230
		Software: 2.0%
346,589		Microsoft Corp.	8,543,419
			8,543,419
		Telecommunications: 5.4%
116,100	@@	KT Corp. ADR	1,807,677
413,386	@@	Nippon Telegraph & Telephone Corp. ADR	9,177,169
280,750	@@	TELUS Corp.	8,301,778
92,547	@@	Tim Participacoes SA ADR	1,967,549
134,700	@@	Turkcell Iletisim Hizmet AS ADR	2,170,017
			23,424,190
		Transportation: 0.9%
63,700		Union Pacific Corp.	3,809,897
			3,809,897
		Total Common Stock (Cost $313,603,112)	337,322,260
PREFERRED STOCK: 4.4%
		Telecommunications: 3.0%
17,883	P	Lucent Technologies Capital Trust I	13,054,590
			13,054,590
		Transportation: 1.4%
6,553		Kansas City Southern	5,760,087
			5,760,087
		Total Preferred Stock (Cost $18,533,105)	18,814,677

Principal Amount			Value
CORPORATE BONDS/NOTES: 8.2%
		Airlines: 1.8%
$4,504,000		JetBlue Airways Corp., 3.750%, due 03/15/35	$4,413,920
2,538,000		JetBlue Airways Corp., 6.750%, due 10/15/39	3,496,095
			7,910,015
		Mining: 1.5%
379,000	I, X, ±	Apex Silver Escrow	—
1,817,000	@@	Gold Reserve, Inc., 5.500%, due 06/15/22	1,035,690
7,831,000		USEC, Inc., 3.000%, due 10/01/14	5,217,404
			6,253,094
		Miscellaneous Manufacturing: 1.6%
2,820,000		Griffon Corp., 4.000%, due 07/18/23	2,756,550
6,129,000		Trinity Industries, Inc., 3.875%, due 06/01/36	4,259,655
			7,016,205
		Pharmaceuticals: 1.4%
8,134,000		Omnicare, Inc., 3.250%, due 12/15/35	6,181,840
			6,181,840
		Semiconductors: 0.4%
3,701,000		LTX Credence, 3.500%, due 05/15/11	1,480,400
1,700,000	@@, ±	Qimonda Finance, LLC, 6.750%, due 03/22/13	169,658
			1,650,058

PORTFOLIO OF INVESTMENTS
ING Value Choice Fund	as of August 31, 2009 (Unaudited) (continued)

Principal Amount				Value
		Telecommunications: 1.5%
$7,328,000		NII Holdings, Inc., 3.125%, due 06/15/12		$6,247,120
				6,247,120
		Total Corporate Bonds/Notes (Cost $33,625,458)		35,258,332
		Total Long-Term Investments (Cost $365,761,675)		391,395,269

Shares				Value
SHORT-TERM INVESTMENTS: 14.5%
		Affiliated Mutual Fund: 8.6%
37,197,982		ING Institutional Prime Money Market Fund - Class I		$37,197,982
		Total Mutual Fund (Cost $37,197,982)		37,197,982

Principal Amount				Value
		Securities Lending Collateral(cc): 5.9%
$25,425,931		Bank of New York Mellon Corp. Institutional Cash Reserves		$25,313,397
		Total Securities Lending Collateral (Cost $25,425,931)		25,313,397
		Total Short-Term Investments (Cost $62,623,913)		62,511,379
		Total Investments in Securities
		(Cost $428,385,588)*	105.6%	$453,906,648
		Other Assets and Liabilities - Net	(5.6)	(24,146,741)
		Net Assets	100.0%	$429,759,907

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at August 31, 2009.
	±	Defaulted security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	*	Cost for federal income tax purposes is $430,357,175.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$49,143,876
		Gross Unrealized Depreciation		(25,594,403)
		Net Unrealized Appreciation		$23,549,473

PORTFOLIO OF INVESTMENTS
ING Value Choice Fund	as of August 31, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	08/31/2009
Asset Table
Investments, at value
Common Stock**	$337,322,260	$—	$—	$337,322,260
Preferred Stock	—	18,814,677	—	18,814,677
Corporate Bonds/Notes	—	33,777,932	1,480,400	35,258,332
Short-Term Investments	37,197,982	25,313,397	—	62,511,379
Total Investments, at value	$374,520,242	$77,906,006	$1,480,400	$453,906,648

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

** For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

The following is a reconciliation of the fair valuations using significant unobervable inputs (Level 3) for the Fund’s assets and liabilities during the period ended August 31, 2009:

	Beginning Balance					Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance at
	at 05/31/09	Purchases	Issuances	Settlements	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	08/31/2009
Asset Table
Investments, at value
Corporate Bonds/Notes	$—	$555,188	$—	$—	$(200)	$147,743	$162	$777,507	$—	$—	$1,480,400
Total Investments, at value	$—	$555,188	$—	$—	$(200)	$147,743	$162	$777,507	$—	$—	$1,480,400

As of August 31, 2009, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $777,507.

Transfers into Level 3 represents either the beginning balance (for transfer in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred fom the beginning to the end of the period.

Item 2. Controls and Procedures

(a)    Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)    There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Equity Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	October 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	October 26, 2009

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	October 26, 2009